AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 2007
File No. 033-45671
File No. 811-06557

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 70	☑
AND

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐
AMENDMENT NO. 72	☑
STI CLASSIC FUNDS
(Exact Name of Registrant as Specified in Charter)
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code: 1-888-784-3863
Cynthia Surprise
100 Summer Street, Suite 1500
Boston, MA 02110
(Name and Address of Agent for Service)
Copies to:

Richard W. Grant, Esquire	W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
One Oxford Centre	1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401	Washington, DC 20004
It is proposed that this filing become effective (check appropriate box):
☐	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

STI CLASSIC FUNDS
A Shares
C Shares
PROSPECTUS
STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY 130/30 FUND
U.S. EQUITY 130/30 FUND
REAL ESTATE 130/30 FUND
Investment Adviser: Trusco Capital Management, Inc. (the “Adviser”)
Investment Subadviser:[Subadviser])
December 1_, 2007
The Securities and Exchange Commission has not
approved or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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ABOUT THIS PROSPECTUS
The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the International Equity 130/30 Fund, the U.S. Equity 130/30 Fund and the Real Estate 130/30 Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.
A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.
A SHARES
— Front-end sales charge
— 12b-1 fees
— $2,000 minimum initial investment
C SHARES
— Contingent deferred sales charge
— Higher 12b-1 fees
— $5,000 minimum initial investment
This prospectus has been arranged into different sections so that you can easily review this important information. On page 4, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:
☐ INTERNATIONAL EQUITY 130/30 FUND
☐ U.S. EQUITY 130/30 FUND
☐ REAL ESTATE 130/30 FUND
☐ MORE INFORMATION ABOUT RISK
☐ MORE INFORMATION ABOUT FUND INVESTMENTS
☐ INFORMATION ABOUT PORTFOLIO HOLDINGS

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☐ INVESTMENT ADVISER
☐ INVESTMENT SUBADVISER
☐ PORTFOLIO MANAGERS
☐ PURCHASING, SELLING AND EXCHANGING FUND SHARES
☐ MARKET TIMING POLICIES AND PROCEDURES
☐ DISTRIBUTION OF FUND SHARES
☐ DIVIDENDS AND DISTRIBUTIONS
☐ TAXES

INSIDE	PRIVACY POLICY
BACK COVER

BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT
THE STI CLASSIC FUNDS
DECEMBER 1_, 2007

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CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception	Ticker	CUSIP
International Equity 130/30 Fund	A Shares
C Shares

U.S. Equity 130/30 Fund	A Shares
C Shares

Real Estate 130/30 Fund	A Shares
C Shares
RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

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INTERNATIONAL EQUITY 130/30 FUND
Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign equity securities

Share Price Volatility	High

Principal Investment Strategy	Establish long and short positions in equity securities of non-U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
Investment Strategy
Under normal circumstances, the International Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other equity securities of non-U.S. companies. The Fund may invest in companies of any size and in both developed and emerging markets. The Fund may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a

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range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.

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Because the Fund makes short sales, it will suffer a loss if it sells a security short and the value of the security rises rather than falls. Positions in shorted securities are riskier than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas theoretically, there is no limit to the amount the price of a shorted stock can rise, and the more the stock price rises, the more will be lost on the short. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The Fund is new and therefore does not have performance history for a full calendar year.

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FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	A Shares	C Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	A Shares	C Shares
Investment Advisory Fees
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%
Other Expenses [2]

Total Annual Operating Expenses [3]

(1)	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
If you sell your shares at the end of the period:

	1YEAR	3 YEARS
A Shares
C Shares
If you do not sell your shares at the end of the period:

	1YEAR	3 YEARS
A Shares
C Shares
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

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U.S. EQUITY 130/30 FUND
Fund Summary

Investment Goal	Long-term Capital appreciation

Investment Focus	Equity securities of U.S. companies

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income
Investment Strategy
Under normal circumstances, the U.S. Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely,

10

if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Because the Fund makes short sales, it will suffer a loss if it sells a security short and the value of the security rises rather than falls. Positions in shorted securities are riskier than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas theoretically, there is no limit to the amount the price of a shorted stock can rise, and the more the stock price rises, the more will be lost on the short. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are

11

outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The Fund is new and therefore does not have performance history for a full calendar year.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	A Shares	C Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%

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*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	A Shares	C Shares
Investment Advisory Fees
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%
Other Expenses [2]

Total Annual Operating Expenses [3]

(1)	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
If you sell your shares at the end of the period:

13

	1YEAR	3 YEARS
A Shares
C Shares
If you do not sell your shares at the end of the period:

	1YEAR	3 YEARS
A Shares
C Shares
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

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REAL ESTATE 130/30 FUND
Fund Summary

Investment Goal	Long-term Capital appreciation

Investment Focus	Common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment, are willing to accept the increased risks of real estate investing for the possibility of higher returns, and want exposure to a portfolio of real estate related stocks
Investment Strategy
Under normal circumstances, the Real Estate 130/30 Fund invests at least 80% of its net assets in common stocks of REITs and companies principally engaged in the real estate industry. The Subadviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction costs, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s exposure to the return factors in the stock

15

selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.
Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of securities.

16

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Because the Fund makes short sales, it will suffer a loss if it sells a security short and the value of the security rises rather than falls. Positions in shorted securities are riskier than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas theoretically, there is no limit to the amount the price of a shorted stock can rise, and the more the stock price rises, the more will be lost on the short. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

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For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The Fund is new and therefore does not have performance history for a full calendar year.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	A Shares	C Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)*	5.75%	None
Maximum Deferred Sales Charge (as a percentage of offering price)**	None	1.00%

*	This sales charge varies depending upon how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See “Sales Charges.”

**	This sales charge is imposed if you sell C Shares within one year of your purchase. See “Sales Charges.”
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

	A Shares	C Shares
Investment Advisory Fees
Distribution and Service (12b-1) Fees	0.30%[1]	1.00%
Other Expenses [2]

Total Annual Operating Expenses [3]

(1)	The Fund’s Distribution and Service Plan for A Shares authorizes payment of up to 0.35% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.30% of average daily net assets.

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(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
If you sell your shares at the end of the period:

	1YEAR	3 YEARS
A Shares
C Shares
If you do not sell your shares at the end of the period:

	1YEAR	3 YEARS
A Shares
C Shares
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser” and “Distribution of Fund Shares.”

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MORE INFORMATION ABOUT RISK
BORROWING RISK
All Funds
A Fund may borrow cash and/or securities subject to certain limits. Borrowing may amplify the effect of any increase of decreased in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
DERIVATIVES RISK
All Funds
Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:
— The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
— A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
— There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.
— There may not be a liquid secondary market for derivatives.
— Trading restrictions or limitations may be imposed by an exchange.
— Government regulations may restrict trading in derivatives.
— The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.
Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than

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investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.
The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.
EMERGING MARKETS RISK
International Equity 130/30 Fund
Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
EQUITY RISK
All Funds
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

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EXCHANGE TRADED FUND RISK
All Funds
The Funds may purchase shares of exchange-traded funds (“ETFs”) to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
FOREIGN SECURITY RISK
All Funds
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.
The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund’s foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

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LARGE COMPANY RISK
All Funds
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.
LEVERAGE RISK
All Funds
Leverage occurs when a Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in a Fund’s net asset value even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.
REAL ESTATE RISK
Real Estate 130/30 Fund
Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.  A Real Estate Investment Trust (REIT) invest primarily in income-producing real estate or market loans to persons involved in the real estate industry.  Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.  Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.  There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.  To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.  Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.  Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the

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fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.  In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code.  In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  As a shareholder in a REIT, the Fund and its shareholders, would bear their ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.
Because the fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.
Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.
SECURITIES LENDING RISK
All Funds
A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

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SHORT SALES RISK
All Funds
A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. Short sales involve costs and risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.
The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.
Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
SMALLER COMPANY RISK
All Funds
Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
MORE INFORMATION ABOUT FUND INVESTMENTS

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This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.
The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.
INFORMATION ABOUT PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.
INVESTMENT ADVISER
          Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“Trusco” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2007, the Adviser had approximately $73.3 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive advisory fees based on the respective Fund’s average daily net assets as follows:

Fund	Fee
International Equity 130/30 Fund
U.S. Equity 130/30 Fund
Real Estate 130/30 Fund
The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None-Full Fee
Next $500 million	5%
Over $1 billion	10%
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contract with the Adviser will appear in the Funds’ annual report to shareholders for the period ended March 31, 2008.

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The Adviser oversees the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Funds. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Funds’ Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.
INVESTMENT SUBADVISER
[name of subadviser] [address], serves as the subadviser to the Funds and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in [  ] and specializes in quantitative strategies. The firm’s client base is comprised of institutional investors and high net worth individuals. As of June 30, 2007, the Subadviser had approximately $[  ] in assets under management. The Subadviser selects, buys, and sells securities for the under the supervision of the Adviser and the Board of Trustees. [The Subadviser is entitled to receive from the Adviser [  ]% of each Fund’s daily net assets.]
PORTFOLIO MANAGERS
The following individuals are primarily responsible for the day-to-day management of the Funds.
The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
PURCHASING, SELLING AND EXCHANGING FUND SHARES
This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares and C Shares of the Funds.
HOW TO PURCHASE FUND SHARES
You may purchase shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial

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institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.
Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:
—	Mail

—	Telephone (1-888-STI-FUND)

—	Wire

—	Fax (1-800-451-8377)

—	Automated Clearing House (“ACH”)
The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.
If you pay with a check or ACH transfer that does not clear, or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.
WHEN CAN YOU PURCHASE SHARES?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).
Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.
The time at which transactions and shares are priced and the time until orders are accepted may be changed if the NYSE closes early.
The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

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You may have to transmit your purchase, sale and exchange orders to financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows the financial institution or intermediary time to process your order and transmit it to transfer agent in time to meet above stated fund cut off times. For more information about how to purchase, sell or exchange fund shares, including a specific financial institution or intermediary’s internal order entry cut-off time, please contact your financial institution or intermediary directly.
A Fund may reject any purchase order.
HOW THE FUNDS CALCULATE NAV
NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.
Although the Funds, except the International Equity 130/30 Fund invests primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency

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appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
MINIMUM/MAXIMUM PURCHASES
To purchase shares for the first time, you must invest in any Fund at least:

CLASS	DOLLAR AMOUNT
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA or other tax qualified accounts)
Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will automatically be made in A Shares of that Fund.
Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.
SYSTEMATIC INVESTMENT PLAN
If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.
CUSTOMER IDENTIFICATION
FOREIGN INVESTORS
To purchase shares of the Funds, you must be a U.S. citizen residing in the U.S. or its territories, a U.S. resident alien or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. military APO or FPO addresses.

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CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.
When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

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SALES CHARGES
FRONT-END SALES CHARGES — A SHARES
The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.
The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

		YOUR SALES CHARGE AS A
	YOUR SALES CHARGE AS A PERCENTAGE	PERCENTAGE OF YOUR NET
IF YOUR INVESTMENT IS	OF OFFERING PRICE	INCOME
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	NONE	NONE

*	The distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the distributor may pay dealer commissions ranging from 0.25% to 1.00%.
INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.
WAIVER OF FRONT-END SALES CHARGE — A SHARES
The front-end sales charge will be waived on A Shares purchased:
— through reinvestment of dividends and distributions;
— through an account managed by an affiliate of the Adviser;

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— by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);
— by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;
— by current STI Classic Funds shareholders reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs);
— by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
— through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge; or
— by Trustees of the STI Classic Funds.
REPURCHASE OF A SHARES
You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.
REDUCED SALES CHARGES — A SHARES
RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.
You should retain any records necessary to substantiate the historical amounts you have invested. The Funds may amend or terminate this right at any time. Please see the Statement of Additional Information for details.
LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.
The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

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COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.
You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Funds’ website at www.sticlassicfunds.com.
CONTINGENT DEFERRED SALES CHARGES (“CDSC”) — C SHARES
You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or exchanges of C Shares of one Fund for C Shares of another Fund.
WAIVER OF CDSC
The CDSC will be waived if you sell your C Shares for the following reasons:
—	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)
-	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

-	You die or become disabled after the account is opened;

-	Redemption must be made within 1 year of such death/disability;

-	The Funds must be notified in writing of such death/disability at time of redemption request;

-	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) referenced above).
—	Shares purchased through dividend and capital gains reinvestment.

—	Participation in the Systematic Withdrawal Plan described below:

— Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial

34

Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;
-	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

-	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.
—	Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (“IRA”). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).
—	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.
—	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.
To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.
OFFERING PRICE OF FUND SHARES
The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.
You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.sticlassicfunds.com.

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HOW TO SELL YOUR FUND SHARES
If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.
Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:
-	Mail

-	Telephone (1-888-STI-FUND)

-	Wire

-	Fax (1-800-451-8377)

-	ACH
A MEDALLION SIGNATURE GUARANTEE by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
—	made payable to someone other than the registered shareholder;

—	sent to an address or bank account other than the address or bank account of record; or

—	sent to an address or bank account of record that has been changed within the last 15 calendar days.
MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
The sale price of each share will be the next NAV determined after the Funds receive your request less, in the case of C Shares, any applicable CDSC.
SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a

36

checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”
RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check or through ACH redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase
REDEMPTIONS IN KIND
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
INVOLUNTARY SALES OF YOUR SHARES
If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

CLASS	DOLLAR AMOUNT
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRA accounts)
But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

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HOW TO EXCHANGE YOUR SHARES
You may exchange your shares on any Business Day by contacting the Funds or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.
If you recently purchased your shares by check or through ACH redemption proceeds may not be available until your funds have cleared (which may take up to 15 calendar days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.
EXCHANGES
When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange requests, in proper form.
A SHARES
You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to a sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no sales charge for the exchange.
The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.
C SHARES
You may exchange C Shares of any Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

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TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
To redeem shares by telephone:
—	redemption checks must be made payable to the registered shareholder; and

— redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
MARKET TIMING POLICIES AND PROCEDURES
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.
The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
—	Shareholders are restricted from making more than one (1) “round trip” into or

39

out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

—	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries to aid in their effort to detect and deter frequent trading. If an intermediary notifies a Fund, or the Fund otherwise becomes aware, that frequent trading activity has been detected, the Fund will request the intermediary to take steps to prevent any future frequent trading by such individual. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track frequent trading effected through these intermediaries. The Funds have the right to terminate an intermediary’s ability to invest in the Funds if excessive trading activity persists and the Funds or their Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage frequent trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
DISTRIBUTION OF FUND SHARES
Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

40

While C Shares are sold without any initial sales charge, the distributor may pay at the time of sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C Shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.
For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board of Trustees has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

	Maximum Fee	Current Approved Fee
International Equity 130/30 Fund	0.35%	0.30%
U.S Equity 130/30 Fund	0.35%	0.30%
Real Estate 130/30 Fund	0.35%	0.30%
For C Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.
The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.
From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the distributor. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes its net investment income quarterly and its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.
TAXES
Please consult your Tax Advisor regarding your specific questions about Federal, State and Local Income Taxes

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Below the Funds have summarized some important tax issues that affect the Funds and the shareholders of the Funds. This summary is based on current tax laws, which may change.
Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. Each sale or exchange of fund shares may be a taxable event for tax purposes, an exchange of fund shares of different STI Classic Fund is treated the same as a sale. A transfer from one share class to another in the same STI Classic Fund should not be a taxable event.
The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.
The International Equity 130/30 Fund may be able to pass along a tax credit for foreign income taxes it pays. In such event, the Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.
MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
INVESTMENT SUBADVISER:
Name
Address
More information about the STI Classic Funds is available without charge through the following:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
TELEPHONE: 1-888-STI-FUND
MAIL:
STI Classic Funds
3435 Stelzer Road
Columbus, Ohio 43219
WEBSITE: www.sticlassicfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

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The STI Classic Funds’ Investment Company Act registration number is 811-06557.
STI CLASSIC FUNDS

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STI CLASSIC FUNDS
I Shares
PROSPECTUS
STI CLASSIC EQUITY FUNDS
INTERNATIONAL EQUITY 130/30 FUND
U.S. EQUITY 130/30 FUND
REAL ESTATE 130/30 FUND
Investment Adviser: Trusco Capital Management, Inc. (the “Adviser”)
Investment Subadviser:[Subadviser])
December 1_, 2007
The Securities and Exchange Commission has not
approved or disapproved these securities or
passed upon the adequacy of this prospectus.
Any representation to the contrary is a
criminal offense.
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ABOUT THIS PROSPECTUS
The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the International Equity 130/30 Fund, the U.S. Equity 130/30 Fund and the Real Estate 130/30 Fund (“Funds”) that you should know before investing. Please read this prospectus and keep it for future reference.
This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:
☐ INTERNATIONAL EQUITY 130/30 FUND
☐ U.S. EQUITY 130/30 FUND
☐ REAL ESTATE 130/30 FUND
☐ MORE INFORMATION ABOUT RISK
☐ MORE INFORMATION ABOUT FUND INVESTMENTS
☐ INFORMATION ABOUT PORTFOLIO HOLDINGS
☐ INVESTMENT ADVISER
☐ INVESTMENT SUBADVISER
☐ PORTFOLIO MANAGERS
☐ PURCHASING AND SELLING FUND SHARES
☐ MARKET TIMING POLICIES AND PROCEDURES
☐ DISTRIBUTION OF FUND SHARES
☐ DIVIDENDS AND DISTRIBUTIONS
☐ TAXES

INSIDE PRIVACY POLICY
BACK
COVER
BACK HOW TO OBTAIN MORE INFORMATION
COVER ABOUT THE STI CLASSIC FUNDS
(SUITCASE FUND SUMMARY
 ICON)
(TELESCOPE INVESTMENT STRATEGY
 ICON)
(LIFE WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
 PRESERVER
 ICON)
(TARGET PERFORMANCE INFORMATION
 ICON)
(LINE WHAT IS AN INDEX?
 GRAPH
 ICON)
(COIN FUND FEES AND EXPENSES
 ICON)
(MOUNTAIN MORE INFORMATION ABOUT FUND INVESTMENTS
 ICON)
(MAGNIFYING INVESTMENT ADVISER
 GLASS
 ICON)
(HAND PURCHASING AND SELLING FUND SHARES
 SHAKE
 ICON)
DECEMBER 1[ ], 2007

CUSIP/TICKER SYMBOLS

Fund Name	Class	Inception	Ticker	CUSIP
International Equity 130/30 Fund	I Shares
U.S. Equity 130/30 Fund	I Shares
Real Estate 130/30 Fund	I Shares
     RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.
Each Fund has its own investment goal and strategies for reaching that goal. The Subadviser is responsible for investing Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser (or the Subadviser) does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.
Each Fund’s investment goal may be changed without shareholder approval. Before investing, make sure that the Fund’s goal matches your own.

INTERNATIONAL EQUITY 130/30 FUND
Fund Summary

Investment Goal	Long-term capital appreciation

Investment Focus	Foreign equity securities

Share Price Volatility	High

Principal Investment Strategy	Establish long and short positions in equity securities of non-U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
Investment Strategy
Under normal circumstances, the International Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other equity securities of non-U.S. companies. The Fund may invest in companies of any size and in both developed and emerging markets. The Fund may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. The Fund is generally managed to be 100% net long. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.
Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets.
Because the Fund makes short sales, it will suffer a loss if it sells a security short and the value of the security rises rather than falls. Positions in shorted securities are riskier than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas theoretically, there is no limit to the amount the price of a shorted stock can rise, and the more the stock price rises, the more will be lost on the short. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The Fund is new and therefore does not have performance history for a full calendar year.
FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I Shares
Investment Advisory Fees
Other Expenses[1]
Total Annual Operating Expenses[2]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS
$	$
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

U.S. EQUITY 130/30 FUND
Fund Summary

Investment Goal	Long-term Capital appreciation

Investment Focus	Equity securities of U.S. companies

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of U.S. companies using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment without regard to income
Investment Strategy
Under normal circumstances, the U.S. Equity 130/30 Fund invests at least 80% of its net assets in common stocks and other U.S. traded equity securities. U.S. traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. The Fund holds a diversified portfolio to reduce stock-specific risk. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction cost, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Because the Fund makes short sales, it will suffer a loss if it sells a security short and the value of the security rises rather than falls. Positions in shorted securities are riskier than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas theoretically, there is no limit to the amount the price of a shorted stock can rise, and the more the stock price rises, the more will be lost on the short. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer.

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.
Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The Fund is new and therefore does not have performance history for a full calendar year. FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I Shares
Investment Advisory Fees
Other Expenses[1]
Total Annual Operating Expenses[2]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS
$	$
FUND EXPENSES
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

REAL ESTATE 130/30 FUND
Fund Summary

Investment Goal	Long-term Capital appreciation

Investment Focus	Common stocks

Share Price Volatility	Moderate

Principal Investment Strategy	Establish long and short positions in equity securities of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry using a quantitative process

Investor Profile	Investors who want an increase in the value of their investment, are willing to accept the increased risks of real estate investing for the possibility of higher returns, and want exposure to a portfolio of real estate related stocks
Investment Strategy
Under normal circumstances, the Real Estate 130/30 Fund invests at least 80% of its net assets in common stocks of REITs and companies principally engaged in the real estate industry. The Subadviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in companies of any size and may also invest in exchange-traded funds (“ETFs”).
In selecting investments, the Subadviser uses a proprietary quantitative process. The stock selection model emphasizes characteristics such as relative value, analyst sentiment, earnings quality, long-term price momentum, and short-term price reversal. Portfolio construction is driven by the Subadviser’s daily assessment of expected return, transaction costs, and risk for each of the securities in the Fund’s investment universe. The Subadviser focuses on bottom-up stock selection and does not emphasize macro forecasts of overall market returns, growth versus value returns, or large capitalization versus small capitalization returns.
The Fund pursues its investment goal by establishing long and short positions in equity securities. The Fund normally takes long positions in stocks that the Subadviser believes have the highest utility and normally takes short positions in stocks that it believes have the lowest utility. Utility is defined as an individual security’s exposure to the return factors in the stock selection model less expected transaction costs and risk penalties. The Fund normally holds long positions in equity securities with an aggregate value of approximately 130% (within a range of 100% to 150%) of its net assets. In addition, the Fund normally establishes short positions in equity securities with a market value of approximately 30% (within a range of 0% to 50%) of its net assets. When the Fund establishes a long position, it purchases the security outright. When the Fund establishes a short position, it sells a security that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same security in the market and returns it to the lender. The Fund makes money on a short position if the market price of the security goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed security that it received when it sold the security short. When borrowing a security for delivery to a buyer, the Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.
When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities. Each of these investment techniques is known as “leverage.”
Because companies tend to shift in relative attractiveness, the Fund may buy and sell securities frequently, which may result in higher transaction costs, additional capital gains tax liabilities and lower performance.
In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.
WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?
An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the Fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. To the extent the Fund invests in companies that make loans to real estate companies, the Fund also may be subject to increased interest rate and credit risk.

Because the Fund concentrates its investments in real estate securities, it may be subject to greater risks and market fluctuations than a portfolio investing in a broader range of securities.
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.
Because the Fund makes short sales, it will suffer a loss if it sells a security short and the value of the security rises rather than falls. Positions in shorted securities are riskier than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas theoretically, there is no limit to the amount the price of a shorted stock can rise, and the more the stock price rises, the more will be lost on the short. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. Conversely, gains on short sales, after transaction and related costs, are generally the difference between the price at which the Fund sold the borrowed security and the price it paid to purchase the security for delivery to the buyer.
The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.
If the Fund borrows money from banks for investment purposes, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. In addition, the interest which the Fund must pay on borrowed money will reduce or eliminate any net investment profits.
Small and mid-cap stocks may perform differently from other segments of the equity market or the equity market as a whole and may be more volatile than stocks of larger companies.
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller capitalization companies. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap stocks.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Because the Fund may invest in derivatives, it is exposed to additional volatility and potential loss.
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
For further information about these and other risks, see “More Information About Risk.”
PERFORMANCE INFORMATION
The Fund is new and therefore does not have performance history for a full calendar year.

FUND FEES AND EXPENSES
This table describes the Fund’s fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

I Shares
Investment Advisory Fees
Other Expenses[1]
Total Annual Operating Expenses[2]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit Total Annual Operating Expenses. These waivers may be discontinued at any time.
EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.
The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR	3 YEARS
$	$
FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund’s expenses in the table above are shown as a percentage of the Fund’s net assets. These expenses are deducted from Fund assets. For more information about these fees, see “Investment Adviser.”

MORE INFORMATION ABOUT RISK
MORE INFORMATION ABOUT RISK
BORROWING RISK
All Funds
A Fund may borrow cash and/or securities subject to certain limits. Borrowing may amplify the effect of any increase of decreased in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund may have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
DERIVATIVES RISK
All Funds
Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:
— The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.
— A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.
— There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.
— There may not be a liquid secondary market for derivatives.
— Trading restrictions or limitations may be imposed by an exchange.
— Government regulations may restrict trading in derivatives.

— The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by having an organization with very good credit act as intermediary.
Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.
The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
To limit leveraging risk, a Fund observes asset segregation requirements to cover its obligations under derivative instruments. By setting aside assets equal only to its net obligations under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.
EMERGING MARKETS RISK
International Equity 130/30 Fund
Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Most countries or regions are included in this category, except for Australia, Canada, Hong Kong, Japan, New Zealand, Singapore, the United Kingdom, the United States and most of the countries located in Western Europe. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.
EQUITY RISK
All Funds
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
All Funds
The Funds may purchase shares of exchange-traded funds (“ETFs”) to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
FOREIGN SECURITY RISK
All Funds
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.
The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in a Fund’s foreign currency holdings. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

LARGE COMPANY RISK
All Funds
Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalizations tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly, the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies.
LEVERAGE RISK
All Funds
Leverage occurs when a Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, a Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in a Fund’s net asset value even greater and thus result in increased volatility of returns. A Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may lower a Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.
REAL ESTATE RISK
Real Estate 130/30 Fund
Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.  A Real Estate Investment Trust (REIT) invest primarily in income-producing real estate or market loans to persons involved in the real estate industry.  Some REITs, called equity REITs, buy real estate, and investors receive income from the rents received and from any profits on the sale of its properties.  Other REITs, called mortgage REITs, lend money to building developers and other real estate companies, and receive income from interest paid on those loans.  There are also hybrid REITs, which engage in both owning real estate and making loans. If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.  To the extent the fund invests in mortgage REITs, it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due.  Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.  Generally, when interest rates rise, the value of the loan portfolio will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the specific characteristics of the loan portfolios of the mortgage REITs in which the fund invests.  In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code.  In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.  Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.  As a shareholder in a REIT, the Fund and its shareholders, would bear their ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses.
Because the fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.
Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.
SECURITIES LENDING RISK
All Funds
A Fund may lend securities to broker-dealers to earn additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.
SHORT SALES RISK
All Funds
A short sale is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. Short sales involve costs and risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons.
The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Fund is unable to borrow the same security for delivery. In that case, the Fund would need to purchase a replacement security at the then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security.
Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
SMALLER COMPANY RISK
All Funds
Small and mid-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. The small and mid- capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks can be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
MORE INFORMATION ABOUT FUND INVESTMENTS
This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.
The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.
Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.
INFORMATION ABOUT PORTFOLIO HOLDINGS
A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.
INVESTMENT ADVISER
Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 (“Trusco” or the “Adviser”), serves as the investment adviser to the Funds. As of June 30, 2007, the Adviser had approximately $73.3 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive advisory fees based on the respective Fund’s average daily net assets as follows:

Fund	Fee
International Equity 130/30 Fund
U.S. Equity 130/30 Fund
Real Estate 130/30 Fund
The following breakpoints are used in computing the advisory fee:

AVERAGE DAILY NET ASSETS	DISCOUNT FROM FULL FEE
First $500 million	None-Full Fee
Next $500 million	5%
Over $1 billion	10%
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts with the Adviser will appear in the Funds’ annual report to shareholders for the period ended March 31, 2008.
The Adviser oversees the Subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the Subadviser’s adherence to its investment style. The Adviser pays the Subadviser out of the fees it receives from the Funds. The Board of Trustees supervises the Adviser and Subadviser and establishes policies that the Adviser and Subadviser must follow in their management activities.
The Adviser may use its affiliates as brokers for Fund transactions.
An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund’s Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.
INVESTMENT SUBADVISER
INVESTMENT SUBADVISER
[name of subadviser] [address], serves as the subadviser to the Funds and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in 2000 and specializes in quantitative strategies. The firm’s client base is comprised of institutional investors and high net worth individuals. As of June 30, 2007, the Subadviser had approximately $[     ] in assets under management. The Subadviser selects, buys, and sells securities for the under the supervision of the Adviser and the Board of Trustees. [The Subadviser is entitled to receive from the Adviser [     ]% of each Fund’s daily net assets.]
PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds.
[To be provided.]
The Statement of Additional Information provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.
PURCHASING AND SELLING FUND SHARES
This section tells you how to purchase and sell (sometimes called “redeem”) I Shares of the Funds.
HOW TO PURCHASE FUND SHARES
The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:
—	assets of a bona fide trust,

—	assets of a business entity possessing a tax identification number,

—	assets of an employee benefit plan,

—	assets held within select fee-based programs, or

—	assets held within certain non-discretionary intermediary no-load platforms.
Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.
As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.
I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:
—	STI Classic Funds,

—	Subadvisers to the STI Classic Funds, or

—	SunTrust Banks, Inc. and its subsidiaries.
Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.
WHEN CAN YOU PURCHASE SHARES?
The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”).
Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time.)
If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.
The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.
The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE ORDERS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR ORDER AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INSTITUTION’S OR INTERMEDIARY’S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.
A Fund may reject any purchase order.
HOW THE FUNDS CALCULATE NAV
NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.
In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Although the Funds, except the International Equity 130/30 Fund invests primarily in the stocks of companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.
With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.
IN-KIND PURCHASES
Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.
CUSTOMER IDENTIFICATION
FOREIGN INVESTORS
The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities.
CUSTOMER IDENTIFICATION AND VERIFICATION
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.
In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.
The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.
However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.
ANTI-MONEY LAUNDERING PROGRAM
Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES
You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.
Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Funds receive your request in proper form.
A MEDALLION SIGNATURE GUARANTEE] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:
— made payable to someone other than the registered shareholder;
— sent to an address or bank account other than the address or bank account of record; or
— sent to an address or bank account of record that has been changed within the last 15 calendar days.
Other documentation may be required depending on the registration of the account.
] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.
RECEIVING YOUR MONEY
Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption).
REDEMPTIONS IN KIND
The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.
TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.
To redeem shares by telephone:
—	redemption checks must be made payable to the registered shareholder; and

—	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.
MARKET TIMING POLICIES AND PROCEDURES
The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.
The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board of Trustees. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:
—	Shareholders are restricted from making more than one (1) “round trip” into or out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, their manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.
—	The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or their Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.
Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries to aid in their effort to detect and deter frequent trading. If an intermediary notifies a Fund, or the Fund otherwise becomes aware, that frequent trading activity has been detected, the Fund will request the intermediary to take steps to prevent any future frequent trading by such individual. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track frequent trading effected through these intermediaries. The Funds have the right to terminate an intermediary’s ability to invest in the Funds if excessive trading activity persists and the Funds or their Adviser reasonably believes that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage frequent trading by using fair value pricing procedures to fair value certain investments under some circumstances. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.
DISTRIBUTION OF FUND SHARES
The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.
From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Funds, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.
DIVIDENDS AND DISTRIBUTIONS
Each Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.
You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.
TAXES
PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES.
Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.
Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE SAME STI CLASSIC FUND SHOULD NOT BE A TAXABLE EVENT.
The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.
If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.
The International Equity 130/30 Fund may be able to pass along a tax credit for foreign income taxes it pays. In such event, the Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.
MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT ADVISER:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
INVESTMENT SUBADVISER:
[Name and address]
More information about the STI Classic Funds is available without charge through the following:
STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS:
These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.
TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:
TELEPHONE: Shareholder Services
     1-888-STI-FUND
MAIL:
STI Classic Funds
3435 Stelzer Road
Columbus, Ohio 43219
WEBSITE: www.sticlassicfunds.com
SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC

20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.
The STI Classic Funds’ Investment Company Act registration number is 811-06557.

STATEMENT OF ADDITIONAL INFORMATION
STI CLASSIC FUNDS
December 12, 2007
Investment Adviser:
TRUSCO CAPITAL MANAGEMENT, INC.
(the “Adviser”)
This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the “Trust”) and should be read in conjunction with the Trust’s prospectuses dated December 12, 2007, as may be supplemented from time to time. This SAI relates to each class of the following series of the Trust (each a “Fund” and collectively, the “Funds”):

	A Shares	C Shares	I Shares
International Equity 130/30 Fund	✓	✓	✓
U.S. Equity 130/30 Fund	✓	✓	✓
Real Estate 130/30 Fund	✓	✓	✓
This SAI is incorporated by reference into the Trust’s prospectuses dated December 1, 2007. Capitalized terms not defined herein are defined in the prospectuses. A prospectus may be obtained by writing to the Trust or calling toll-free 1-888-STI-FUND.
The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy thses securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

THE TRUST	1
DESCRIPTION OF PERMITTED INVESTMENTS	1
INVESTMENT LIMITATIONS	32
THE ADVISER	34
THE SUBADVISER	35
THE PORTFOLIO MANAGERS	35
THE ADMINISTRATOR	36
THE DISTRIBUTOR	37
THE TRANSFER AGENT	40
THE CUSTODIAN	40
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
LEGAL COUNSEL	40
TRUSTEES AND OFFICERS OF THE TRUST	40
PURCHASING AND REDEEMING SHARES	45
DETERMINATION OF NET ASSET VALUE	46
TAXES	47
FUND TRANSACTIONS	51
PORTFOLIO TURNOVER RATE	53
PORTFOLIO HOLDINGS	53
DESCRIPTION OF SHARES	55
VOTING RIGHTS	55
SHAREHOLDER LIABILITY	55
LIMITATION OF TRUSTEES’ LIABILITY	56
CODES OF ETHICS	56
PROXY VOTING	56
5% AND 25% SHAREHOLDERS	57
FINANCIAL STATEMENTS	57
DESCRIPTION OF RATINGS	A-1
PROXY VOTING POLICY	B-1

THE TRUST
Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a “Fund” and collectively, the “Funds”) of units of beneficial interest (“shares”) and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. The International Equity 130/30 Fund and the U.S. Equity 130/30 Fund are diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Real Estate 130/30 Fund is non-diversified, as that term is defined in the 1940 Act.
DESCRIPTION OF PERMITTED INVESTMENTS
The Funds’ respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds’ prospectuses under the “Investment Strategy” section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds’ stated investment policies.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a “depositary”). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.
Acquisitional/equipment lines (delayed-draw term loans). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment of to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Asset-Backed Securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund’s industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.
Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.
Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:
• Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.
• Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
• Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.
The Funds will not purchase obligations issued by the Adviser or its affiliates.
Borrowing. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.
Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.
Brady Bonds. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.
Certificates of Deposit. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.
Collateralized Debt Obligations. Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.
Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.
Convertible Bonds. Convertible bonds are bonds which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as “busted” convertibles, and risk associated more closely approximates that of similar debt without the conversion feature.

Corporate Issues. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.
Credit-Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity isssues a structured note (the “Note Issuer”) that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the “Reference Instrument”). The purchaser of the CLN (the “Note Purchaser”) invest a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Insturment in the event of an Event of Default or a Resturcturing Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.
When a Fund purchases a CLN, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the CLN or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.
Custodial Receipts. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.
Debt Securities. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.
Dollar Rolls. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.
Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Equipment Trust Certificates (“ETCs”). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.
Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:
•	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•	Small and Medium Capitalization Issuers. Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•	Equity-Linked Securities. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.
•	PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.
•	ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

•	LYONS. Liquid Yield Option Notes (“LYONS”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.
Eurodollar and Yankee Dollar Obligations. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

Exchange Traded Funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQs SM”) iShares® and VIPERs®. A Fund could purchase an ETF to gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Investment Company Shares” below.
Fixed Income Securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s net asset value.
Floating Rate Instruments. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.
Foreign Securities. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.
Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.
By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund’s investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.
Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.
Forward Foreign Currency Contracts. Forward foreign currency contracts (“Forward Contracts”) involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a Forward Contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.
When a Fund purchases or sells a Forward Contract, the Fund is required to “cover” its position in order to limit leveraging and related risks. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the Forward Contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder. To cover its short position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the currencies underlying the Forward Contract (but are not less than the market price at which the short position was established). The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.
Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA.
An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.
When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its long position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the purchase price of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. To cover its short position, a Fund will segregate or earmark liquid assets with the Fund’s custodian that, when added to any amounts deposited as margin, are equal to the value of the instruments or currencies underlying the futures contract (but are not less than the market price at which the short position was established). The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.
A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.
A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.
There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option,

(4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.
Guaranteed Investment Contracts (“GICs”). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.
Hedging Techniques. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.
High Yield Securities. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include:
1. High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody’s) due to changes in the issuer’s creditworthiness.
2. The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
3. Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
4. The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.
High Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.
Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Trust’s Board of Trustees, the Adviser determines the liquidity of a Fund’s investments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets (10% with respect to the Money Market Funds) in illiquid securities.
Inverse Floaters. A Fund may invest in municipal securities whose interest rated bear an inverse relationship to the interest rate on another security or the value of an index (“Inverse Floaters”). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.
Investment Company Shares. Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the investing Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.
Under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. Because other investment companies employ an investment advisor, such investments by the Fund may cause shareholders to bear duplicate fees.
The Fund may exceed the limits established by Section 12(d)(1) if (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on

Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds.
For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange Traded Funds” above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to orders issued by the SEC to iShares® Funds and Vanguard Trust and procedures approved by the Board, each Fund may invest in iShares® Funds and Vanguard Trust in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds makes any representations regarding the advisability of investing in the Funds.
Investment Grade Obligations. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. (“Fitch”), or Aaa, Aa, A or Baa by Moody’s or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an instrument grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer’s capacity to repay its obligation remains unchanged.
Leveraged Buyouts. The Funds may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.
Loan Participations. Loan participations are interests in loans to U.S. corporations, which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.
In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.
The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.
Medium-Term Notes. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.
Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P or Moody’s, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see Appendix A to this SAI.
Mortgage-Backed Securities. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial mortgage loans or other asset-backed securities (the “Underlying Assets”). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and MHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.
Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.
Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.
In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.
Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).
CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a “tranche” is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity — the latest date by which the tranche can be completely repaid, assuming no prepayments — and has an average life — the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.
Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.
REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody’s.
Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.
For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.
Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
Money Market Fund Investments. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are “eligible securities,” which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a “first tier security”), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality (“second tier security”). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund’s assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund’s total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three “business days” (that is, any day other than a Saturday, Sunday or customary business holiday).
Municipal Forwards. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See “When-Issued Securities and Forward Commitment Securities” for more information.
Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.
Municipal Securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.
Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund’s investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody’s, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody’s, are in the Adviser’s judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.
From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.
Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Adviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of the

Fund’s Adviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.
Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.
Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.
Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund’s investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.
Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.
Non-Publicly Traded Securities; Rule 144A Securities. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities (usually 15% of a fund’s net assets, 10% for the Money Market Funds), unless a Fund’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.
Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.
The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.
A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.
The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.
A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund’s custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.
Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund’s investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.
In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.
There are significant risks associated with a Fund’s use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.
Other Investments. The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser or the Funds’ distributor.
Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.
Pay-In-Kind Securities. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.
Preferred Stock. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.
Real Estate Investment Trusts. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a passthrough vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or longterm loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Real Estate Securities. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies, which service the real estate business sector may also be affected by such risks.
Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for taxfree pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund’s net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund’s investments.

Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.
Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Reverse Repurchase Agreements. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
Revolving Credit Facilities (“Revolvers”). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.
A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.

Securities Lending. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, subadviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.
By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a matter comes up for a vote which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.
Senior Loans
Structure of Senior Loans. A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.
Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.
A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.
A Fund may invest up to 10% of its total assets in “Participations.” Participations by a Fund in a Loan Investor’s portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and a Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.
A Fund will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between a Fund and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by Standard & Poor’s Ratings Group (“S&P”) or Baa or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized rating agency (each a “Rating Agency”)) or determined by the investment adviser to be of comparable quality. Securities rated Baa by Moody’s have speculative characteristics. Similarly, a Fund will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the investment adviser to be of comparable quality. Long-term debt rated BBB by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa by Moody’s is regarded by Moody’s as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody’s are considered by Moody’s to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.
Certain Fees Paid to the Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by a Fund may include amendment fees.
Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.
Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.
A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.
Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay

Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund’s performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund’s yield.
Other Information Regarding Senior Loans. From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.
A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund. As a matter of policy, a Fund will not consider equity securities to be eligible holdings.
A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.
A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans.
If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court required interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest (see the prospectus for additional information).
A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan. A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.
Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.
Short Sales. As consistent with each Fund’s investment objective, a Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale “against-the-box” is a taxable transaction to the Fund with respect to the securities that are sold short.
Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) earmark or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions.
Short-Term Obligations. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.
Standby Commitments and Puts. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.
The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.
STRIPS. Separately Traded Interest and Principal Securities (“STRIPS”) are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund’s investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase, for Money Market Funds, STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund’s assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviations in the value of shares of the Money Market Funds.
Structured Investments. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.
Structured Notes. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.
Supranational Agency Obligations. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.
Swap Agreements. The Funds may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.
A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Taxable Municipal Securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include “private activity bonds” that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.
Trust Preferred Securities. Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.
U.S. Government Securities. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can issue debt both as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.
• U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts (“TRs”).
• Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.
• Treasury Inflation Protected Notes (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
• Zero Coupon Obligations. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.
• U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See “Mortgage-Backed Securities.”
• U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.
Variable and Floating Rate Instruments. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.
Variable Rate Master Demand Notes. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.
When-Issued Securities and Forward Commitment Securities. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.
When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued and forward commitment securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.
To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.
INVESTMENT LIMITATIONS
Fundamental Policies
The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.
No Fund may:

1. With respect to 75% of each Fund’s (excluding the Real Estate 130/30 Fund) and with respect to 50% of the Real Estate 130/30 Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.
2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.
3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.
4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.
5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry; except that the Real Estate 130/30 Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts and by companies that derive at least 50% of revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has 50% of assets in such real estate.
6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).
7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.
8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.
Non-Fundamental Policies
The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds’ Board of Trustees:
1. With respect to each Fund that is subject to Rule 35d-2 under the 1940 Act, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.

2. No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.
With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.
THE ADVISER
General. Trusco Capital Management, Inc. (“Trusco” or the “Adviser”) is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser oversees the subadviser to ensure compliance with each Fund’s investment policies and guidelines and monitors the subadviser’s adherence to its investment style. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2007, the Adviser had discretionary management authority with respect to approximately $73.3 billion of assets under management.
Advisory Agreement with the Trust. Trusco serves as the investment adviser to each Fund pursuant to an investment advisory agreement (the “Advisory Agreement”).
Under the terms of the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The continuance of the Advisory Agreement, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.
The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceed limitations established by certain states, the Adviser and/or the Fund’s administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund’s inability to qualify as a regulated investment company under provisions of the Code.
Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund’s average daily net assets as listed in the table that follows. Each Fund allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

Fund	Fee
International Equity 130/30 Fund	%
U.S. Equity 130/30 Fund	%
Real Estate 130/30 Fund	%
The above fees are also subject to the following breakpoint discounts:
First $500 million = full fee
Next $500 million = 5% discount from full fee
Over $1.0 billion = 10% discount from full fee
As discussed in the prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.
THE SUBADVISER
General. [     ] (the “Subadviser”) serves as the subadviser to the Funds and manages the portfolios of the Funds on a day-to-day basis. The Subadviser was founded in [     ] and manages [domestic growth equity assets. The firm’s client base is comprised of a blend of institutional tax-exempt and taxable separately managed accounts. As a domestic growth equity manager, the Subadviser manages assets for a variety of entities, including public funds, foundations, endowments, corporations, pooled accounts, and private individuals. The Subadviser selects, buys, and sells securities for the Funds under the supervision of the Adviser and the Board of Trustees.] The principal business address of the Subadviser is [     ]. As of [     ] 2007, the Subadviser had approximately $[ ] billion of assets under management.
Investment Subadvisory Agreement. The Adviser and the Subadviser have entered into an investment subadvisory agreement (the “Subadvisory Agreement”) under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Trustees of the Trust. After the initial two year term, the continuance of the Subadvisory Agreement with respect to either Fund must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to either Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. The Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
Subadvisory Fees Paid to the Subadviser. For its services under the Subadvisory Agreement, the Subadviser is entitled to a fee, which is calculated daily and paid quarterly by the Adviser, at an annual rate of [ ]% based on the average daily net assets of the Funds.
THE PORTFOLIO MANAGERS
Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). All information is as of [     ] 2007, except as otherwise noted.

Management of Other Accounts. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

Other Accounts with
		Number of Other Accounts Managed/			Performance-Based
		Total Assets in Accounts (millions)			Fees
	STI Classic	Registered	Other Pooled			Total
Portfolio	Fund(s)	Investment	Investment		Number &	Assets
Manager	Managed	Companies	Vehicles	Other Accounts	Category	(millions)

Potential Conflicts of Interest. A portfolio manager’s dual management of both a Fund and the other accounts appearing in the table above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or an account if one account is favored over another in allocating the securities purchased or sold. The Adviser and the Subadviser each have established policies and procedures to ensure that the purchase and sale of securities among all funds and accounts it manages are allocated in a manner the Adviser or Subadviser believes is fair and equitable.
Portfolio Manager Compensation Structure.
Portfolio Managers of the Subadviser. The Subadviser’s compensation package for its portfolio managers is comprised of base salary and bonus. The portfolio managers receive a salary commensurate with the individual’s experience and responsibilities with the firm. Each portfolio manager is eligible for an annual bonus based on the Subadviser’s overall profitability. Components of the Subadviser’s overall profitability are investment performance, client retention and asset growth. In addition, the portfolio managers are eligible for and may participate in certain defined benefit and defined contribution retirement plans which are available to other full-time employees of the Subadviser on substantially similar terms.
Securities Ownership of Portfolio Managers. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as of [ ], 2007.

Portfolio Manager	STI Classic Fund(s) Managed	Range of Securities Owned

THE ADMINISTRATOR
General. Citi Fund Services Ohio, Inc. (the “Administrator”) serves as administrator of the Trust. The Administrator, an Ohio corporation, has its principal business offices at 3435 Stelzer Roard, Columbus, Ohio 43219. The Administrator provides administration services to other investment companies.
Master Services Agreement with the Trust. The Trust, STI Classic Variable Trust and the Administrator have entered into a master services agreement (the “Master Services Agreement”) effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002; fund accounting services, transfer agency services and shareholder services.
The Master Services Agreement shall remain in effect for a period of five years until July 31, 2009, and shall continue in effect for successive one year periods subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.
Administration Fees to be Paid to the Administrator. Under the Master Services Agreement, the Administrator is entitled to receive an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Variable Trust) of 2.75 basis points (0.0275%) on the first $25 billion, 2.25 basis points (0.0225%) on the next $5 billion, and 1.75 basis points (0.0175%) on the amounts over $30 billion, plus an additional class fee of $2,593 per class annually, applicable to each additional class of shares over 145 classes of shares. The Administrator may waive a portion of its fee.
The Master Services Agreement provides for the Administrator to pay certain insurance premiums for the Trust and STI Classic Variable Trust, including $300,000 toward the premium for Directors and Officers Liability/Errors and Omissions insurance coverage, and $25,000 toward the premium for Fidelity Bond coverage. The Administrator has agreed, under the terms of the Master Services Agreement, to pay certain legal expenses for the benefit of the Trust and the STI Classic Variable Trust relating to administrative service matters. The Master Services Agreement further provides for the Administrator to waive a portion of its fees for the benefit of shareholders. Such payments and fee waivers are expected to total approximately $400,000 to $650,000 annually, and will not be recouped by the Administrator in subsequent years.
THE DISTRIBUTOR
The Trust and Foreside Distribution Services, L.P. (the “Distributor”) are parties to a Distribution Agreement whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 100 Summer Street, Suite 1500, Boston, Massachusetts 02110. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of I Shares. In addition, the A Shares of the Funds have a distribution and service plan (the “A Plan”) and the C Shares of the Funds have a distribution and service plan (the “C Plan”).
The Distribution Agreement will continue in effect until September 1, 2008.
The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A Shares:

		More	More	More	More
		than	than	than	than
		$50,000	$100,000	$250,000	$500,000
	Less	but less	but less	but less	but less
	than	than	than	than	than	$1,000,000
Funds	$50,000	$100,000	$250,000	$500,000	$1,000,000	and over*
International Equity 130/30 Fund
U.S. Equity 130/30 Fund	[5.00%]	[4.00%]	[3.00%]	[2.00%]	[1.75%]	[0.00%]
Real Estate 130/30 Fund

*	While investments of more than $1,000,000 are not subject to a front-end sales charge, the Distributor may pay Dealers commissions ranging from 0.25% to 1.00% on such purchases.
A Shares and C Shares Distribution Plans
The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of A Shares and (b) the shareholders servicing of A Shares. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing.

		Maximum Amount of A
	Maximum	Plan Distribution and
	A Plan Distribution and	Service Fee Payable for
Fund	Service Fee	Shareholder Services*
International Equity 130/30 Fund	0.35%	0.25%
U.S. Equity 130/30 Fund	0.35%	0.25%
Real Estate 130/30 Fund	0.35%	0.25%

*	Up to the amounts specified may be used to provide compensation for personal, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.
The Board has approved the maximum amounts shown in the table above. However, the Board has currently approved the implementation of only the amounts shown in the table below. Payments under the A Plan may not exceed the amounts shown below unless the Board approves the implementation of higher amounts.

		Maximum Amount of A
		Plan Distribution and
	Current A Plan	Service Fee Allocated
	Distribution and Service	for Shareholder
Fund	Fee	Services
International Equity 130/30 Fund	0.30%	0.25%
U.S. Equity 130/30 Fund	0.30%	0.25%
Real Estate 130/30 Fund	0.30%	0.25%

In addition, the Distribution Agreement and the C Plan adopted by the Trust provide that C Shares of each Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to C Shares shareholders or their customers who beneficially own C Shares. In addition, C Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.
Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.
The Trust has adopted the A Plan and the C Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan and the C Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan and the C Plan require that quarterly written reports of amounts spent under the A Plan and the C Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan and the C Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.
There is no sales charge on purchases of C Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the C Plan, C Shares are subject to an ongoing distribution and service fee calculated on each Fund’s aggregate average daily net assets attributable to its C Shares.
Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and C Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

	Annual Payout		Annual Payout
	12(b)-1 Effective	Initial Payment –	12(b)-1 Effective in
Fund	Immediately (A)*	At Time Of Sale (C)	the 13th Month (C)
Equity Funds
International Equity 130/30 Fund	0.25%	1.00%	1.00%
U.S. Equity 130/30 Fund	0.25%	1.00%	1.00%
Real Estate 130/30 Fund	0.25%	1.00%	1.00%

*	Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).
Other than any portion of the sales charges imposed on purchases, and unless otherwise agreed upon by the Distributor and such broker-dealer the Distributor pays broker-dealers selling C Shares an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%.
THE TRANSFER AGENT
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent and dividend paying agent to the Trust.
THE CUSTODIAN
SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity 130/30 Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity 130/30 Fund. SunTrust Bank is paid on the basis of net assets and transactions costs of the Funds.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[                    ], located at 100 East Broad Street, Columbus, OH 43215, serves as the Trust’s independent registered public accounting firm.
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.
TRUSTEES AND OFFICERS OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.
Members of the Board. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships of each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Variable Trust which is comprised of five series.

Number of
	Position			Portfolios in
Name, Business	Held	Term of		the STI Fund
Address, State of	With	Office and	Principal	Complex
Residence, Date of	the	Length of	Occupation(s) During	Overseen by	Other Directorships
Birth	Trust	Time Served	the Past 5 Years	Trustees	Held By Trustee
Interested Trustee*:
Clarence H. Ridley	Trustee	Indefinite;	Chairman, Haverty	55	Crawford & Co.;
3435 Stelzer Road		since November 2001	Furniture Companies		Haverty Furniture
Columbus, OH 43219					Companies
(Georgia) DOB 06/42
Independent Trustees**:
Jeffrey M. Biggar	Trustee	Indefinite;	Retired. Chief	55	None
3435 Stelzer Road		since January 2007	Executive Officer
Columbus, OH 43219			and Senior Managing
(Ohio)			Director, Sterling
DOB 02/50			(National City
Corp.) (2002-2006)
F. Wendell Gooch	Trustee	Indefinite;	Retired	55	SEI Family of Funds
3435 Stelzer Road		since May 1992
Columbus, OH 43219 (Indiana) DOB 12/32
Sidney E. Harris	Trustee	Indefinite;	Professor (since	55	ServiceMaster
3435 Stelzer Road		since November 2004	1997), Dean		Company; Total
Columbus, OH 43219			(1997-2004), J.		System Services,
(Georgia)			Mack Robinson		Inc.
DOB 07/49			College of
Business, Georgia
State University
Warren Y. Jobe	Trustee	Indefinite;	Retired. Executive	55	WellPoint, Inc;
3435 Stelzer Road		since November 2004	Vice President,		UniSource Energy
Columbus, OH 43219			Georgia Power		Corp.; HomeBanc
(Georgia)			Company and Senior		Corp.
DOB 11/40			Vice President,
Southern Company
(1998-2001)
Connie D. McDaniel	Trustee	Indefinite;	Vice President	55	None
3435 Stelzer Road		since May 2005	Global Finance
Columbus, OH 43219			Transformation
(Georgia)			(since 2007), Vice
DOB 04/58			President and
Controller (1999 –
2007), The
Coca-Cola Company
James O. Robbins	Trustee	Indefinite;	Retired. President	55	Bessemer
3435 Stelzer Road		since May 2000	and Chief Executive		Securities, Inc.;
Columbus, OH 43219			Officer, Cox		Humana, Inc.
(Florida)			Communications,
DOB 07/42			Inc. (1985 – 2005)
Charles D. Winslow	Trustee	Indefinite;	Retired. Formerly	55	None
3435 Stelzer Road		since November 2004	Partner, Accenture
Columbus, OH 43219			(consulting)
(Florida) DOB 07/35

*	Mr. Ridley may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of a material business relationship with the parent of the Adviser.

**	Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Board Committees. The Board has established the following committees:
•	Audit Committee. The Board’s Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms’ opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Biggar, Gooch, Harris and Winslow and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 3 times in the most recently completed fiscal year.

•	Governance and Nominating Committee. The Board’s Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Gooch, Harris, Jobe and Robbins currently serve as members of the Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met twice during the most recently completed fiscal year.

•	Valuation Committee. The Board has established the Trust’s Valuation Committee, which is composed of two Trustees, as non-voting members, and various representatives of the Trust’s service providers, as appointed by the Board. The Valuation Committee operates under procedures approved by the Board. The principal responsibility of the Valuation Committee is to determine the fair value of securities for which current market quotations are not readily available. The Valuation Committee’s determinations are reviewed by the Board. The Valuation Committee meets periodically, as necessary, and met 26 times during the most recently completed fiscal year.
Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The “Family of Investment Companies” referenced in the table consists of the Trust and the STI Classic Variable Trust.

Aggregate Dollar Range
of Shares in All
Investment Companies
Overseen By Trustee in
Family of Investment
Trustee	Dollar Range of Fund Shares	Companies
Interested Trustee
Clarence H. Ridley	None	Over $100,000
Independent Trustees
Jeffrey M. Biggar	None	None
F. Wendell Gooch	None	$50,000-$100,000
Sidney E. Harris	None	$50,000-$100,000
Warren Jobe	None	Over $100,000
Connie D. McDaniel	None	Over $100,000
James O. Robbins	None	Over $100,000
Charles D. Winslow	None	Over $100,000
As of September 24, 2007, the Trustees and Officers of the Trust as a group owned less that 1% of the outstanding shares of each class of each Fund.
Board Compensation. The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2007. The “Fund Complex” referenced in the table consists of the Trust and the STI Classic Variable Trust.

		Pension or
		Retirement		Total Compensation
	Aggregate	Benefits Accrued	Estimated Annual	From the
	Compensation from	as Part of Fund	Benefits Upon	Trust and Fund
Name of Trustee	the Trust ($)[1]	Expenses	Retirement	Complex ($)
Interested Trustees
Richard W. Courts, II2	50,000	N/A	N/A	50,000
Clarence H. Ridley	77,000	N/A	N/A	77,000

		Pension or
		Retirement		Total Compensation
	Aggregate	Benefits Accrued	Estimated Annual	From the
	Compensation from	as Part of Fund	Benefits Upon	Trust and Fund
Name of Trustee	the Trust ($)[1]	Expenses	Retirement	Complex ($)
Independent Trustees
Jeffrey M. Biggar[2]	19,000	N/A	N/A	19,000
Thomas Gallagher[2]	90,500	N/A	N/A	90,500
F. Wendell Gooch	102,000	N/A	N/A	102,000
Sidney E. Harris	96,250	N/A	N/A	96,250
Warren Y. Jobe	91,000	N/A	N/A	91,000
Connie McDaniel	91,000	N/A	N/A	91,000
James O. Robbins	92,000	N/A	N/A	92,000
Charles D. Winslow	91,000	N/A	N/A	91,000

[1]	Amounts include payments deferred by Trustess for the fiscal year ended March 31, 2007. The total amount of deferred compensation (including interest) accrued for the Trustees is as follows: Biggar ($18,755), Gooch ($23,603), Harris ($7,930) and Robbins ($18,713).

[2]	Mr. Biggar became a Trustee effective January 1, 2007. Messrs. Courts and Gallagher resigned as Trustees effective December 31, 2006.
Deferred Compensation Plan. Effective January 1, 2007, the Trustees adopted a Deferred Compensation Plan designed to comply with section 409A of the Internal Revenue Code. Pursuant to the Deferred Compensation Plan, each Trustee may elect to defer receipt of between 30% to 100% of his or her aggregate annual compensation from the Trust and the STI Classic Variable Trust, and such amount is placed into a deferral account. Deferred amounts accumulate at an earnings rate determined by the return of one or more Funds as designated by the Trustees. Amounts deferred and accumulated earning on such amounts are unfunded and are general unsecured liabilities of the Trust and the STI Classic Variable Trust until paid to the Trustees. Messrs. Biggar, Gooch, Harris and Robbins are the only Trustees who currently are deferring compensation under the Deferred Compensation Plan.
Trust Officers. The officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which Citi Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

Term of Office
Name, Address	Position(s) Held	and Length
and Date of Birth	with Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Officers:
Julia R. Short 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 11/72	President and Chief Executive Officer	One year; since June 2007	Managing Director, Product Manager, Trusco Capital Management, Inc. (since 2004); Relationship Manager, SEI Investments (financial services) (1994 – 2004)

Deborah A. Lamb 50 Hurt Plaza Suite 1400 Atlanta, GA 30303 DOB 10/52	Executive Vice President; Assistant Secretary; Chief Compliance Officer	One year; since September 2004; since November 2003; since August 2004 (respectively)	Chief Compliance Officer, Managing Director, Trusco Capital Management, Inc. (since 2003); President, Investment Industry Consultants, LLC (2000 — 2003); Director of Compliance, INVESCO, Inc. (1995-2000)

Term of Office
Name, Address	Position(s) Held	and Length
and Date of Birth	with Trust	of Time Served	Principal Occupation(s) During the Past 5 Years
Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 DOB 11/63	Treasurer; Chief Financial Officer and Chief Accounting Officer	One year; since March 2007	Vice President, Fund Administration, Citi Fund Services Ohio, Inc.

Cynthia J. Surprise 3435 Stelzer Road Columbus, OH 43219 DOB 07/46	Secretary and Chief Legal Officer	One year; since February 2005	Senior Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2004); Director and Counsel, Investors Bank & Trust Company (1999-2004)

Jennifer A. English 3435 Stelzer Road Columbus, OH 43219 DOB 03/72	Assistant Secretary	One year; since November 2005	Counsel, Legal Services, Citi Fund Services Ohio, Inc. (since 2005); Assistant Counsel, PFPC Inc. (2002-2005)
PURCHASING AND REDEEMING SHARES
Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange (“NYSE”) is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It is currently the Trust’s policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period. The Board has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust’s investment portfolios.
The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.
The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or employees of the Adviser. “Immediate Family” means a spouse, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees or employees of the Adviser and their respective immediate family members.
The Trust will permit an exchange of C Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold C Shares of the Fund as a result of (i)

reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.
Rights of Accumulation. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.
The funds will combine the value of your current purchases with the current market value of any shares previously purchased for
•	your individual account(s),

•	your spouse’s account(s),

•	joint account(s) with your spouse,

•	your minor children’s trust or custodial accounts.
A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse and/or children (and provide the children’s ages). Your financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.
Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.
You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5.75%
of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).
DETERMINATION OF NET ASSET VALUE
General Policy. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts’ Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except securities traded on NASDQ), including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price, or if such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used.
Money Market Securities and other Debt Securities. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust’s Board of Trustees.
The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) as provided by an independent pricing service approved by the Trust’s Board of Trustees.
Use of Third-Party Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. If a security price cannot be obtained from an independent pricing service, the Trust’s accounting agent will seek to obtain a bid price from at least one independent broker.
Investments in other investment companies are valued at their respective daily net asset values.
Amortized Cost Method of Valuation. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.
TAXES
The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust’s prospectuses is not intended as a substitute for careful tax planning.
Federal Income Tax
This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a regulated investment company (“RIC”) under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of the Fund’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships, or the securities of one or more qualified publicly traded partnerships.
Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.
If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.
Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even thought the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its nets investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.
The Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.
Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund’s portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.
A Fund’s participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction, to the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to such a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. Such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. The Funds expect to use such substitute payments, if any, to satisfy a Fund’s expenses, and therefore expect that their receipt of substitute payments, if any, will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders.
Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.
Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.
Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.
If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income (“UBTI”). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.
Sale, Redemption or Exchange of Fund Shares
Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal, state and local income tax purposes.
Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.
In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
The Funds will make annual reports to shareholders of the federal income tax status of all distributions.
In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service (“IRS”) if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).
State Taxes
A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.
Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Foreign Taxes
Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If the International Equity 130/30 Fund meets the Distribution Requirement, and if more than 50% of the value of such Fund’s total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The International Equity 130/30 Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolios (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
FUND TRANSACTIONS
Brokerage Transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.
The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.
Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.
Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.
To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.
In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
PORTFOLIO TURNOVER RATE
Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover.
PORTFOLIO HOLDINGS
The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s Chief Compliance Officer (the “CCO”) to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles. The Funds’ CCO reports quarterly to the Board regarding the implementation of such policies and procedures.
Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on

Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330. The Funds’ Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust’s website at www.sticlassicfunds.com.
The Trust’s website will provide complete portfolio holdings for each series of the Trust, except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Complete portfolio holdings for the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund will be provided on the 15th day of each calendar quarter (or on the next business day should the 15th be other than a business day) as of the end of the most recent calendar quarter. Information will remain available until updated.
Portfolio holdings for previous month-ends are available for each series of the Trust except the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, for which Portfolio holdings are available for previous calendar quarter-ends. To request this historical information without charge, call 1-888-STI-FUND, or write to the Trust at STI Classic Funds, c/o Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.
In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Trust believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Trust’s policies and procedures provide that the Adviser’s CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.
The Trust requires any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.
Currently, the Trust has arrangements to provide additional disclosure of portfolio holdings information on a monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Bear Stearns & Co, Inc., BMO Nesbit Burns, Buckingham Research Group, Inc., Cantor Fitzgerald & Co., Credit Suisse First Boston, LLC, Davenport & Company, LLC, Empirical Research Partners, Ferris Baker Watts, Inc., Freidman, Billings, Ramsey & Co., Inc., FTN Financial, Janney Montgomery Scott, LLC, JP Morgan Securities, Inc., Lehman Brothers, Inc., McDonald Investments, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Moody’s Investors Service, Morgan Keegan & Co., Inc., Oppenheimer & Company, Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Robert W. Baird & Co., Smith Barney, Starboard Capital Markets, LLC, Sterne, Agee & Leach, Inc., UBS Financial Services, Inc., and Wachovia Bank, N.A., Zions First National Bank, N.A.

Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., Towers Perrin HR Services, Watson Wyatt Investment Consulting, Inc., Wilshire Associates Incorporated.
Currently, the Trust has arrangements to provide additional disclosure of complete portfolio holdings information on a weekly basis with a lag time of 7 days to S&P.
In addition, the Trust’s service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.
No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.
VOTING RIGHTS
Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.
In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
SHAREHOLDER LIABILITY
The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
CODES OF ETHICS
The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Subadviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust, the Adviser and the Subadviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor’s Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.
PROXY VOTING
The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.
Information regarding how the Funds’ voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds’ proxy voting record, along with the Funds’ full proxy voting policies and procedures, is available on the Funds’ website at www.sticlassicfunds.com, , without charge upon request by calling 1-888-STI-FUND, or by writing to the Funds at STI Classic Funds, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds’ proxy voting record is also available on the SEC’s website at www.sec.gov.

5% AND 25% SHAREHOLDERS
As of September 28, 2007 no shareholders owned 5% or more of the shares of the respective Funds, nor were there persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares.
FINANCIAL STATEMENTS
As of the date of this SAI, the Funds had not commenced operations, and therefore no financial statements have been provided.

APPENDIX A

DESCRIPTION OF RATINGS
The following descriptions are summaries of published ratings.
Description of Commercial Paper Ratings

A-1	This is the highest category by Standard & Poor’s Ratings Group (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1	Issues rated Prime-1 (or supporting institutions) by Moody’s Investor Services, Inc. (“Moody’s”) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.
The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. (“Fitch”). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
The rating TBW-1 by Thomson BankWatch (“Thomson”) indicates a very high likelihood that principal and interest will be paid on a timely basis.
Description of Municipal Note Ratings
Moody’s highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.
An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
-	Amortization Schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

-	Source of Payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
S&P note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.
Description of Corporate Bond Ratings
S&P
Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Moody’s
Bonds which are rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody’s are judged by Moody’s to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody’s bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.
Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.
When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.
Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.
Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.
Fitch
Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.
Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
Thomson
Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

APPENDIX B

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS
Dear Shareholders:
Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. (“Trusco”) is authorized to vote proxies on behalf of the STI Classic Funds.
The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.
The STI Classic Funds’ board has delegated voting authority to Trusco and accordingly has adopted Trusco’s proxy voting policies.
Trusco’s existing Proxy Voting Committee (“Committee”) is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services (“ISS”) as Trusco’s agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.
Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.
The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.
To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.
Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco’s, SunTrust Banks, Inc. (“SunTrust”) or a related SunTrust affiliate’s board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.
Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.
Further information, such as copies of Trusco’s Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds’ Statement of Additional Information. Actual voting records will also be filed and available on the SEC’s website.
Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.
Regards,
Trusco Capital Management, Inc.

Trusco Capital Management, Inc. Proxy Policy
Trusco Capital Management, Inc. (“Trusco”) has a Proxy Committee (“Committee”) that is responsible for establishing policies and a procedure designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.
After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services (“ISS”) as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1.	The collection and coordination of proxy material from each custodian for each Trusco client’s account, including Trusco’s managed fund clients.

2.	The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client’s accounts, including Trusco’s fund clients, in accordance with Trusco’s proxy policies and the Committee’s direction.

3.	Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco’s clients, including Trusco’s fund clients.
As reflected in Trusco’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco’s agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS’ capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.
An Independent, Objective Approach to Proxy Issues
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.
As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
Trusco provides and maintains the following standard proxy voting policies:
•	Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

•	Trusco Taft Hartley Proxy Policy

•	Trusco Global/International Proxy Policy
These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant, information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.
Under the Trusco Global/International Proxy Policy the Committee generally votes in a manner similar to that recommended by ISS for an account’s international holdings including, to the extent permitted by law, ERISA accounts international holdings. In this regard the Committee has reviewed and will monitor ISS’ capabilities and conflict policies with respect to international securities proxy vote recommendations.
Exceptions to Policy
The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.
In those situations proxy votes cast by the subadvisor will be governed by the subadvisor’s proxy voting policies and procedures.
Conflicts of Interest
Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:
1.	Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

2.	An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

3.	An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

4.	A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

5.	A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:
1.	Retain an independent fiduciary to vote the shares.

2.	Send the proxy material to the client (in the case of mutual funds, the funds’ shareholders) so he or she may vote the proxies.
Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.
Securities Lending Program
Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in “security lending” programs.  A typical security lending program such as the “STI Classic Securities Lending Program” is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager’s desire to retain the position in the portfolio, and that the entire position of loaned shares’ votes would not significantly affect the overall voting outcome.  If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.
Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian’s possession by the voting deadline.
Additional Information
Trusco clients:
Extended summaries of Trusco Capital Management, Inc.’s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.
STI Classic Funds and STI Classic Variable Trust shareholders:
Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.

Proxy Voting Policies Updated 02/1/2007
Trusco Capital Management, Inc.

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
1. 0.	Operational Items	Adjourn Meeting	To provide management with the authority to adjourn an annual or special meeting.	F

1.1.	Operational Items	Amend Quorum Requirements	To reduce quorum requirements for shareholder meetings below a majority of the shares outstanding	A

1.2.	Operational Items	Amend Minor Bylaws	To make housekeeping changes (updates or corrections) to bylaw or charter	F

1.3.	Operational Items	Change Company Name	To change the corporate name	F

1.4.	Operational Items	Date, Time, or Location of Annual Meeting	Management proposals to change the date/time/location of the annual meeting	F

1.5.	Operational Items	Date, Time, or Location of Annual Meeting	Shareholder proposals To change the date/time/location of the annual meeting	A

1.6.	Operational Items	Auditors	To ratify auditors (except as described below)	F

1.6.a	Operational Items	Auditors	To ratify auditors if non-audit fees (tax and other) exceed audit and audit related fees combined	A

1.7.	Operational Items	Auditors	Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services	A

1.8.	Operational Items	Auditors	Shareholder proposals to require audit firm rotation	A

1.9.	Operational Items	Transact Other Business	To approve other business when it appears as voting item	A

2. 0.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who are not described below	F

2.1.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have Implemented or renewed a dead-hand or modified dead-hand poison pill unless a shareholder vote will occur within twelve months of its adoption.	W

2.2.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have ignored a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

2.3.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who have failed to act on takeover offers where the majority of the shareholders tendered their shares	W

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
2.4.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees who enacted egregious corporate governance policies or failed to replace management as appropriate	W

2.5.	Board of Directors	Age Limits	To limit the tenure of outside directors either through term limits or mandatory retirement ages.	A

2.6.	Board of Directors	Board Size	To fix the board size or designate a range for the board size	F

2.7.	Board of Directors	Board Size	To give management the ability to alter the size of the board outside of a specified range without shareholder approval	A

2.8.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to classify the board	C

2.9.	Board of Directors	Classification/Declassification of the Board	Management and shareholder proposals to repeal classified boards and to elect all directors annually	A

2.10.	Board of Directors	Cumulative Voting	To eliminate cumulative voting.	F

2.11.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting.	A

2.12.	Board of Directors	Director and Officer Indemnification and Liability Protection	Proposals on director and officer indemnification and liability protection not particularly described below.	C

2.13.	Board of Directors	Director and Officer Indemnification and Liability Protection	To eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.	A

2.14.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	A

2.15.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.	F

2.16.	Board of Directors	Establish/ Amend Nominee Qualifications	To establish or amend director qualifications	A

2.17.	Board of Directors	Establish/ Amend Nominee Qualifications	Shareholder proposals requiring two candidates per board seat	A

2.18.	Board of Directors	Filling Vacancies/Removal of Directors	To provide that directors may be removed only for cause.	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
2.19.	Board of Directors	Filling Vacancies/Removal of Directors	To restore shareholder ability to remove directors with or without cause.	F

2.20.	Board of Directors	Filling Vacancies/Removal of Directors	To provide that only continuing directors may elect replacements to fill board vacancies.	A

2.21.	Board of Directors	Filling Vacancies/Removal of Directors	To permit shareholders to elect directors to fill board vacancies.	F

2.22.	Board of Directors	Independent Chairman (Separate Chairman/CEO)	To recommend that the positions of chairman and CEO be combined.	C

2.23.	Board of Directors	Independent Chairman (Separate Chairman/CEO	To recommend that the positions of chairman and CEO be separate and distinct positions held by 2 different individuals.	A

2.24.	Board of Directors	Majority of Independent Directors/Establishment of Committees	Shareholder proposals to require that a majority or more of directors be independent	F

2.25.	Board of Directors	Majority of Independent Directors/Establishment of Committees	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors	F

2.26.	Board of Directors	Open Access	Shareholder proposals asking for open access	A

2.27.	Board of Directors	Stock Ownership Requirements	Shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

2.28.	Board of Directors	Stock Ownership Requirements	Shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)	A

2.29.	Board of Directors	Term Limits	Shareholder or management proposals to limit the tenure of outside directors	A

2.30.	Board of Directors	Majority Voting Standard	Shareholder proposals requesting a majority voting standard on election of directors	F

3. 0.	Proxy Contests	Voting for Director Nominees in Contested Elections	Votes in a contested election of directors	C

3.1.a	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
3.1.b	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (unless described above)	A

3.2.	Proxy Contests	Confidential Voting	Shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election	A

3.3.	Proxy Contests	Confidential Voting	Management proposals to adopt confidential voting.	A

4. 0.	Antitakeover Defenses and Voting Related Issues	Advance Notice Requirements for Shareholder Proposals/Nominations	Advance notice proposals	F

4.1.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board exclusive authority to amend the bylaws	F

4.2.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board the ability to amend the bylaws in addition to shareholders	F

4.3.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification	F

4.4.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals asking that any future pill be put to a shareholder vote	F

4.5.a	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill if a Company is trading below book value and plan contains a reasonable “qualifying off” clause (i.e. is chewable)	F

4.5.b	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill (except as described above)	A

4.6.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To restrict or prohibit shareholder ability to take action by written consent	A

4.7.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To allow or make easier shareholder action by written consent	F

4.8.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To restrict or prohibit shareholder ability to call special meetings.	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
4.9.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To remove restrictions on the right of shareholders to act independently of management.	F

4.10.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To require a supermajority shareholder vote pertaining to issues other than election of directors.	A

4.11.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To lower supermajority vote requirements pertaining to issues other than election of directors.	F

5. 0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
5.1.	Mergers and Corporate Restructurings	Asset Purchases	On asset purchase proposals	C

5.2.	Mergers and Corporate Restructurings	Asset Sales	Asset sales	C

5.3.	Mergers and Corporate Restructurings	Bundled Proposals	Bundled or “conditioned” proxy proposals	C

5.4.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, absent penalties or likely bankruptcy.	C

5.5.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.	F

5.6.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, absent likely bankruptcy.	C

5.7.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved	F

5.8.	Mergers and Corporate Restructurings	Formation of Holding Company	To form a holding company	C

5.9.	Mergers and Corporate Restructurings	Going Private Transactions (LBOs and Minority Squeeze outs)	To make the company private rather than public	C

5.10.	Mergers and Corporate Restructurings	Joint Ventures	To form joint ventures	C

5.11.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is not likely	C

5.12.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is likely	F

5.13.	Mergers and Corporate Restructurings	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition	To merge with or acquire another company	C

5.14.	Mergers and Corporate Restructurings	Private Placements/Warrants/Convertible Debentures	To issue a private placement security when bankruptcy is not likely	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
5.15.	Mergers and Corporate Restructurings	Private Placements/Warrants/Convertible Debentures	To issue a private placement security when bankruptcy is likely	F

5.16.	Mergers and Corporate Restructurings	Spin-offs	To spin off a unit or line of business	C

5.17.	Mergers and Corporate Restructurings	Value Maximization Proposals	To maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.	C

6. 0.	State of Incorporation	Control Share Acquisition Provisions	To opt out of control share acquisition statutes	F

6.1.	State of Incorporation	Control Share Acquisition Provisions	To amend the charter to include control share acquisition provisions.	A

6.2.	State of Incorporation	Control Share Acquisition Provisions	To restore voting rights to the control shares.	F

6.3.	State of Incorporation	Control Share Cash out Provisions	To opt out of control share cash out statutes.	F

6.4.	State of Incorporation	Disgorgement Provisions	To opt out of state disgorgement provisions.	F

6.5.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions	C

6.6.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.	A

6.7.	State of Incorporation	Freeze Out	proposals to opt out of state freeze out provisions	F

6.8.	State of Incorporation	Greenmail	To adopt anti greenmail charter of bylaw amendments Or otherwise restrict a company’s ability to make greenmail payments.	F

6.9.	State of Incorporation	Greenmail	To adopt anti greenmail proposals when they are bundled with other charter or bylaw amendments.	F

6.10.	State of Incorporation	Reincorporation Proposals	To change a company’s state of incorporation	C

6.11.	State of Incorporation	Stakeholder Provisions	To consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.	A

6.12.	State of Incorporation	State Anti takeover Statutes	To opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).	C

7. 0.	Capital Structure	Adjustments to Par Value of Common Stock	Management proposals to reduce or eliminate the par value of common stock.	F

7.1.	Capital Structure	Common Stock Authorization	To increase the number of shares of common stock authorized for issuance	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
7.2.	Capital Structure	Common Stock Authorization	To increase the number of authorized shares of the class of stock that has superior voting rights.	C

7.3.	Capital Structure	Common Stock Authorization	To approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain	F

7.4.	Capital Structure	Dual-class Stock	Proposals to create a new class of common stock with superior voting rights	A

7.5.	Capital Structure	Dual-class Stock	To create a new class of nonvoting or sub-voting common stock if:
			• It is intended for financing purposes with minimal or no dilution to current shareholders	F
• It is not designed to preserve the voting power of an insider or significant shareholder

7.6.	Capital Structure	Issue Stock for Use with Rights Plan	To increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).	A

7.7.	Capital Structure	Preemptive Rights	Shareholder proposals that seek preemptive rights	C

7.8.	Capital Structure	Preferred Stock	To authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).	A

7.9.	Capital Structure	Preferred Stock	To create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).	F

7.10.	Capital Structure	Preferred Stock	To authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable	F

7.11.	Capital Structure	Preferred Stock	To increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.	A

7.12.	Capital Structure	Preferred Stock	To increase the number of blank check preferred shares	A

7.13.	Capital Structure	Recapitalization	Recapitalizations (reclassifications of securities)	C

7.14.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced	F

7.15.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split to avoid delisting.	F

7.16.	Capital Structure	Reverse Stock Splits	To implement a reverse stock splits that do not proportionately reduce the number of shares authorized or considered “going dark” transactions.	C

7.17.	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms	F

7.17.a	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which derivatives may be utilized	C

7.18.	Capital Structure	Stock Distributions: Splits and Dividends	Management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance	F

7.19.	Capital Structure	Tracking Stock	To authorize the creation of tracking stock	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
8.0.	Executive and Director Compensation	Executive Compensation	To approve executive compensation plans or plan amendments.	C

8.1.	Executive and Director Compensation	Executive Compensation	To approve compensation plans that expressly permit the re-pricing of underwater stock options without shareholder approval.	A

8.2.	Executive and Director Compensation	Executive Compensation	Plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance	A

8.3.	Executive and Director Compensation	Director Compensation	Plans for directors	C

8.4.a	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock if conversion price is greater than 90% of fair market value.	F

8.4.b	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock (unless as described above)	A

8.5.	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which provide a dollar-for-dollar cash for stock exchange	F

8.6.	Executive and Director Compensation	Stock Plans in Lieu of Cash	Plans which do not provide a dollar-for-dollar cash for stock exchange	A

8.7.	Executive and Director Compensation	Director Retirement Plans	Retirement plans for non-employee directors.	A

8.8.	Executive and Director Compensation	Director Retirement Plans	Shareholder proposals to eliminate retirement plans for non-employee directors	F

8.9.	Executive and Director Compensation	Management Proposals Seeking Approval to Re-price Options	On management proposals seeking approval to re-price options	A

8.10.	Executive and Director Compensation	Voting on Compensation	Shareholder proposals to submit executive compensation to a vote.	A

8.11.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans not described below	C

8.12.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans where all of the following apply • Purchase price is at least 85 percent of fair market value • Offering period is 27 months or less	F

8.13.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans where any of the following apply • Purchase price is less than 85 percent of fair market value, or • Offering period is greater than 27 months	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
8.14.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).	F

8.15.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	To add performance goals to existing compensation plans to comply with the provisions of Section 162(m)	F

8.16.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m)	F

8.17.	Executive and Director Compensation	Incentive Bonus Plans and Tax Deductibility Proposals	Cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.	F

8.18.	Executive and Director Compensation	Employee Stock Ownership Plans (ESOPs)	To implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)	F

8.19.	Executive and Director Compensation	401(k) Employee Benefit Plans	To implement a 401(k) savings plan for employees.	F

8.20.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking additional disclosure of executive and director pay information,	A

8.21.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.	A

8.22.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals requiring director fees be paid in stock only	A

8.23.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals to put option re-pricings to a shareholder vote	F

8.24.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	For all other shareholder proposals regarding executive and director pay	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
8. 25	Executive and Director Compensation	Performance-Based Stock Options	Shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).	C

8.26.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification	A

8.27.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Proposals to ratify or cancel golden parachutes.	C

8.28.	Executive and Director Compensation	Pension Plan Income Accounting	Shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation	F

8.29.	Executive and Director Compensation	Supplemental Executive Retirement Plans (SERPs)	Shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote	A

8.31.	Executive and Director Compensation	Equity Based Compensation Plans	Management proposals for equity plans	C

8.32	Executive and Director Compensation	Transferable Stock Options	Management and shareholder proposals for new on-going Transferable Stock option plans if the total cost of the company’s equity plans is less than the company’s allowable cap.	F

9. 0.	Social and Environmental	CONSUMER ISSUES AND PUBLIC SAFETY:	To phase out the use of animals in product testing	A
	Issues	Animal Rights

9.1.	Social and Environmental	CONSUMER ISSUES AND PUBLIC SAFETY:	Report on animal welfare	A
	Issues	Animal Rights

9.2.	Social and Environmental	CONSUMER ISSUES AND PUBLIC SAFETY:	Adopt animal welfare policy	A
	Issues	Animal Rights

9.3.	Social and Environmental	CONSUMER ISSUES AND PUBLIC SAFETY:	To implement price restraints on pharmaceutical products	A
	Issues	Drug Pricing

9.4.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Reimportation	Proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation or proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.5.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Genetically Modified Foods	To voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.	A

9.6.	Social and Environmental Issues	Genetically Modified Foods	A report on the feasibility of labeling products containing GE ingredients	A

9.7.	Social and Environmental Issues	Genetically Modified Foods	A report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds	A

9.8.	Social and Environmental Issues	Genetically Modified Foods	Report on the health and environmental effects of genetically modified organisms (GMOs)	A

9.9.	Social and Environmental Issues	Genetically Modified Foods	To completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients	A

9.10.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Handguns	Reports on a company’s policies aimed at curtailing gun violence in the United States	A

9.11.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: HIV/AIDS	Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations	A

9.12.	Social and Environmental Issues	HIV/AIDS	To establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries	A

9.13.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Predatory Lending	Reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight,	A

9.14.	Social and Environmental	CONSUMER ISSUES AND PUBLIC SAFETY:	Proposals seeking stronger product warnings	A
	Issues	Tobacco

9.15.	Social and Environmental Issues	Tobacco	Proposals asking that the company’s operating facilities be smoke-free	A

9.16.	Social and Environmental Issues	Tobacco	Proposals dealing with product placement in stores or advertising to youth.	A

9.17.	Social and Environmental Issues	Tobacco	Proposals asking the company to cease production of tobacco-related products or cease selling products to tobacco companies.	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.18.	Social and Environmental Issues	Tobacco	Proposals to spin-off tobacco-related businesses:	A

9.19.	Social and Environmental Issues	Tobacco	Proposals prohibiting investment in tobacco equities.	A

9.20.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Toxic Chemicals	Proposals requesting that a company discloses its policies related to toxic chemicals, proposals requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, or proposals requiring that a company reformulate its products within a certain timeframe	A

9.21.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Arctic National Wildlife Refuge	Requests for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR)	A

9.22.	Social and Environmental	ENVIRONMENT AND ENERGY:	Proposals to adopt the CERES Principles	A
	Issues	CERES Principles

9.23.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Environmental-Economic Risk Report	Proposals requests reports assessing economic risks of environmental pollution or climate change or reports outlining potential environmental damage from operations in protected regions, including wildlife refuges.	A

9.24.	Social and Environmental Issues	Environmental Reports	Proposals for reports disclosing the company’s environmental policies.	A

9.25.	Social and Environmental Issues	Nuclear Safety	Proposals requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods	A

9.26.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Global Warming	Proposals to make reports on the level of greenhouse gas emissions from the company’s operations and products.	A

9.27.	Social and Environmental	ENVIRONMENT AND ENERGY:	Proposals to adopt a comprehensive recycling strategy	A
	Issues	Recycling

9.28.	Social and Environmental	ENVIRONMENT AND ENERGY:	Proposals to invest in renewable energy sources.	A
	Issues	Renewable Energy

9.29.	Social and Environmental Issues	Renewable Energy	Requests for reports on the feasibility of developing renewable energy sources	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.30.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Sustainability Report	Proposals to make report on its policies and practices related to social, environmental, and economic sustainability	A

9.31.	Social and Environmental	ENVIRONMENT AND ENERGY:	Report on energy efficiency	A
	Issues	Efficiency Report

9.32.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Kyoto Protocol	Proposals requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets	A

9.33.	Social and Environmental Issues	LAND USE	Proposals that request the disclosure of detailed information on a company’s policies related to land use or development	A

9.34.	Social and Environmental Issues	CAFOs	Proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs)	A

9.35.	Social and Environmental	GENERAL CORPORATE ISSUES:	Proposals to affirm political nonpartisanship in the workplace	A
	Issues	Charitable/Political Contributions

9.36.	Social and Environmental Issues	Charitable/Political Contributions	Proposals to report or publish in newspapers the company’s political and/or charitable contributions	A

9.37.	Social and Environmental Issues	Charitable/Political Contributions	Proposals to prohibit the company from making political contributions	A

9.38.	Social and Environmental Issues	Charitable/Political Contributions	Proposals to restrict the company from making charitable contributions	A

9.39.	Social and Environmental Issues	Charitable/Political Contributions	Proposals to publish a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company	A

9.40.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Link Executive Compensation to Social Performance	Proposals to review ways of linking executive compensation to social factors	A

9.41.	Social and Environmental	LABOR STANDARDS AND HUMAN RIGHTS:	Proposals to implement the China Principles.
	Issues	China Principles		A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.42.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: Country-specific human rights reports	Proposals to make reports detailing the company’s operations in a particular country and steps to protect human rights	A

9.43.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: International Codes of Conduct/Vendor Standards	Proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring	A

9.44.	Social and Environmental	LABOR STANDARDS AND HUMAN RIGHTS:	Proposals to endorse or increase activity on the MacBride Principles.	A
	Issues	MacBride Principles

9.45.	Social and Environmental Issues	MILITARY BUSINESS: Foreign Military Sales/Offsets	Proposals to make reports on foreign military sales or offsets.	A

	Social and	MILITARY BUSINESS:
9.46.	Environmental Issues	Landmines and Cluster Bombs	Proposals asking the company to renounce future involvement in antipersonnel landmine production	A

9.47.	Social and Environmental Issues	MILITARY BUSINESS: Nuclear Weapons	Proposals asking the company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts	A

9.48.	Social and Environmental Issues	MILITARY BUSINESS: Operations in Nations Sponsoring Terrorism (Iran)	Proposals asking the company to appoint a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran,	A

	Social and	MILITARY BUSINESS:
9.49.	Environmental Issues	Spaced-Based Weaponization	Proposals asking the company to make reports on a company’s involvement in spaced-based weaponization	A

9.50.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Requests for reports on the company’s efforts to diversify the board	A

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
9.51.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Proposals asking the company to increase the representation of women and minorities on the board	C

9.52.	Social and Environmental Issues	WORKPLACE DIVERSITY: Equal Employment Opportunity (EEO)	Proposals to increase regulatory oversight of EEO programs	A

9.53.	Social and Environmental Issues	WORKPLACE DIVERSITY: Glass Ceiling	To increase regulatory oversight of EEO programs and Glass Ceiling proposals	A

9.54.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Exclude reference to sexual orientation from the EEO statement	A

9.55.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Proposals to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation	A

9.56.	Social and Environmental Issues	Sexual Orientation	Proposals to extend company benefits to or eliminate benefits from domestic partners	A

9.57	Social and Environmental Issues	Outsourcing	Proposals asking for companies to report on the risks associated with outsourcing or offshoring.	A

10. 0.	Mutual Fund Proxies	Election of Directors	Director nominees who are not described below	F

10.1.	Mutual Fund Proxies	Election of Directors	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

10.2.	Mutual Fund Proxies	Convert Closed-end Fund to Open-end Fund	Conversion Proposals	C

10.3.	Mutual Fund Proxies	Proxy Contests	Proxy Contests	C

10.4.	Mutual Fund Proxies	Investment Advisory Agreements	Investment Advisory Agreements	F

10.5.	Mutual Fund Proxies	Approve New Classes or Series of Shares	The establishment of new classes or series of shares.	F

10.6.	Mutual Fund Proxies	Change Fundamental Restriction to Nonfundamental Restriction	Proposals to change a fund’s fundamental restriction to a non fundamental restriction	C

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
10.7.	Mutual Fund Proxies	Change Fundamental Investment Objective to Nonfundamental	Proposals to change a fund’s fundamental investment objective to a non fundamental investment objective	C

10.8.	Mutual Fund Proxies	Name Change Proposals	Name change proposals.	F

10.9.	Mutual Fund Proxies	Change in Fund’s Sub classification	To change a fund’s sub-classification	F

10.10.	Mutual Fund Proxies	Disposition of Assets/Termination/ Liquidation	To dispose of assets, liquidate or terminate the fund	F

10.11.	Mutual Fund Proxies	Changes to the Charter Document	To make changes to the charter document	C

10.12.	Mutual Fund Proxies	Changes to the Charter Document	Removal shareholder approval requirement to reorganize or terminate the trust or any of its series	F

10.13.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement for amendments to the new declaration of trust	F

10.14.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act	F

10.15.	Mutual Fund Proxies	Changes to the Charter Document	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares	F

10.16.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to engage in and terminate Sub-advisory arrangements	F

10.17.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to change the domicile of the fund	F

10.18.	Mutual Fund Proxies	Change the Fund’s Domicile	Fund’s Reincorporation	C

10.19.	Mutual Fund Proxies	Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval	Proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.	F

10.20.	Mutual Fund Proxies	Distribution Agreements	Distribution agreements	F

10.21.	Mutual Fund Proxies	Master-Feeder Structure	Establishment of a master-feeder structure.	F

Ballot Item / Proposal
Number	Chapter	Section	[F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
10.22.	Mutual Fund Proxies	Mergers	Mergers and Acquisitions	C

10.23.	Mutual Fund Proxies	Shareholder Proposals to Establish Director Ownership Requirement	To mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

10.24a	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

10.24b	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (except as described above)	A

10.25.	Mutual Fund Proxies	Shareholder Proposals to Terminate Investment Advisor	To terminate the investment advisor	C

2007 Trusco Capital Management International Proxy Voting Guidelines
Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
•	there are concerns about the accounts presented or audit procedures used; or

•	the company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Compensation
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
•	there are serious concerns about the accounts presented or the audit procedures used;

•	the auditors are being changed without explanation; or

•	non audit-related fees are substantial or are routinely in excess of standard annual audit fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
•	there are serious concerns about the statutory reports presented or the audit procedures used;

•	questions exist concerning any of the statutory auditors being appointed; or

•	the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
•	the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	the payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
Vote AGAINST other business when it appears as a voting item.
Director Elections

Vote FOR management nominees in the election of directors, unless:
•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).
Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.
Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Discharge of Board and Management
Vote FOR discharge of the board and management, unless:
•	there are serious questions about actions of the board or management for the year in question; or

•	legal action is being taken against the board by other shareholders.
Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco’s guidelines for the purpose being proposed; or

•	the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.
Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco’s guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco’s guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Vote FOR share repurchase plans, unless:
•	clear evidence of past abuse of the authority is available; or

•	the plan contains no safeguards against selective buybacks.
Reissuance of Shares Repurchased
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase In Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote mergers and acquisitions on a CASE-BY-CASE basis.
For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
•	Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•	Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•	Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

PART C: OTHER INFORMATION
POST-EFFECTIVE AMENDMENT NO. 70
ITEM 23. Exhibits:
(a) Agreement and Declaration of Trust as originally filed with the STI Classic Funds’ (the “Registrant”) Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(c) Not applicable.
(d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated November 14, 2006 is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(d)(2) Form of Expense Limitation Agreement dated August 1, 2007 between the Registrant and Trusco Capital Management, Inc. is filed herewith.
(d)(3) Investment Subadvisory Agreement dated November 19, 2004, between Trusco Capital Management, Inc. and Zevenbergen Capital Investments, LLC is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-001587 on February 28, 2005.
(d)(4) Form of Investment Subadvisory Agreement is filed herewith.
(e)(1) Distribution Agreement dated November 18, 2005 between the Registrant and BISYS Fund Services Limited Partnership is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(e)(2) Form of Distribution Agreement dated August 1, 2007 between the Registrant and Foreside Distribution Services, L.P. is filed herewith.
(f) Not applicable.
(g)(1) Custodian Agreement between the Registrant and Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant’s Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(g)(3) Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.
(g)(4) Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.
(g)(5) Amendment dated August 19, 2005 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-009415 on November 18, 2005.
(g)(6) Amended Schedule A dated February 14, 2006 to the Custodian Agreement dated February 1, 1994 between the Registrant and SunTrust Bank, formerly Trust Company Bank, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.
(g)(7) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.
(h)(1) Master Services Agreement between the Registrant and Citi Fund Services Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(h)(2) Amendment dated as of August 11, 2004 to the Master Services Agreement between the Registrant and Citi Fund Services Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) dated July 16, 2004, is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(h)(3) Amendment dated November 5, 2004 to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) dated July 16, 2004 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 53 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-009220 on December 30, 2004.
(h)(4) Amendment dated November 18, 2005 to the Master Services Agreement between the Registrant and Citi Fund Services Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) dated July 16, 2004, is incorporated herein by reference to exhibit (h)(4) of Post Effective Amendment No. 63 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-002527 on March 24, 2006.
(h)(5) Revised Schedule A dated November 18, 2005 to the Master Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. dated July 16, 2004 (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.

(h)(6) Amendment dated July 1, 2007 to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(7) Form of Amendment to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(8) Form of Amendment to the Master Services Agreement between the Registrant and Citi Fund Services, Ohio, Inc., (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) is filed herewith.
(h)(9) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(h)(10) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.
(h)(11) Compliance Services Agreement among the Registrant, STI Classic Variable Trust and Citi Fund Services, Inc. (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.) dated November 18, 2005 is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-06-004792 on May 30, 2006.
(i) Opinion and Consent of Counsel filed herewith.
(j) Not applicable.
(k) Not applicable.
(l) Not applicable.
(m)(1) Distribution and Service Plan relating to C Shares (formerly, L Shares and Flex Shares) dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-006336 on August 1, 2005.
(m)(2) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(m)(3) Distribution and Service Plan for A Shares dated May 17, 2005 is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-0048058 on May 27, 2005.
(m)(4) Amended Schedule A to the Distribution and Service Plan for Class A Shares dated November 18, 2005 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 61 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-06-000105 on January 6, 2006.
(n)(1) Rule 18f-3 Multiple Class Plan adopted May 24, 1995, last amended May 17, 2005, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 57 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-05-004581 on May 18, 2005.
(o) Not applicable.

(p)(1) Registrant’s Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(p)(2) Code of Ethics for Trusco Capital Management, Inc, is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
(p)(3) Code of Ethics for Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-07-004809 on May 30, 2007.
ITEM 24. Persons Controlled by or under Common Control with Registrant:
See the prospectus and Statement of Additional Information regarding the Registrant’s control relationships.
ITEM 25. Indemnification:
Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant’s Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
ITEM 26. Business and Other Connections of the Investment Adviser:
Trusco Capital Management, Inc. is the investment adviser (the “Adviser”) for the Registrant. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
David Eidson	SunTrust Banks, Inc.	Senior Vice President
Chairman & Chief Executive Officer	SunTrust Bank SunTrust Capital Markets First Mercantile Trust Zevenbergen Capital Investments LLC Lighthouse Partners	Executive Vice President Board Member Board Member Board Member Board Member

William H. Rogers	SunTrust Banks, Inc.	Executive Vice President
Director

Paul L. Robertson, III	SunTrust Banks, Inc.	Vice President
Executive Vice President/Secretary/Treasurer	SunTrust Bank	Vice President

Andrew J. Muldoon, III Executive Vice President	SunTrust Bank	Executive Vice President

Christina Seix	SunTrust Bank	Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Executive Vice President

John Talty	SunTrust Bank	Vice President
Executive Vice President

Brandi K. Allen	—	—
Director

David C. Anderson	SunTrust Bank	Vice President
Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Seth L. Antiles Vice President	SunTrust Bank	Officer

Charles B. Arrington Director	SunTrust Bank	Officer

Andrew S. Atkins Vice President	—	—

Frances J. Aylor Director	—	—

Sandeep Bahtia Director	—	—

Brett L. Barner Managing Director	SunTrust Bank	Officer

Richard M. Bemis Director	SunTrust Bank	Vice President

Glen H. Blackston III Director	—	—

Gordon R. Boardway Vice President	—	—

Matthew R. Boden Vice President	—	—

Noel Crissman Boggan Vice President	SunTrust Bank	Officer

Sabrina Bowens Vice President	—	—

Robert S. Bowman Managing Director	SunTrust Bank	Officer

John C. Brennan Vice President	—	—

Casey C. Brogdon Managing Director	SunTrust Bank	Officer

George E. Calvert, Jr. Director	SunTrust Bank	Officer

Matthew B. Carney Vice President	—	—

Charles E. Carter Vice President	—	—

Christopher D. Carter Vice President	SunTrust Bank	Vice President

Carlos J. Catoya Vice President	—	—

Benjamin M. Clark Vice President	SunTrust Bank	Vice President

Shane Coldren Managing Director	SunTrust Bank	Officer

Robert W. Corner Managing Director	SunTrust Bank	Officer

David M. Craig Vice President	—	—

Scott E. Craig Vice President	SunTrust Bank	Officer

Oliver Cross	—	—

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Vice President

Stacy L. Culver Vice President	—	—

William R. Davis Vice President	—	—

J. Chadwick Deakins Managing Director	SunTrust Bank	Officer

Dierdre Dillo Vice President	—	—

Robin C. Divers Vice President	—	—

Colleen H. Doremus Vice President	SunTrust Bank	Vice President

Louis Joseph Douglass, IV	—	—

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Vice President

Martin J. Duffy Vice President	SunTrust Bank	Officer

Mary J. Durkin Vice President	SunTrust Bank	Officer

Todd C. Early Vice President	SunTrust Bank	Officer

Rebecca G. Ehrhart Vice President	—	—

Brad Erwin Director	—	—

Bob M. Farmer Managing Director	SunTrust Bank	Vice President

Douglas J. Farmer Vice President	—	—

Robert N. Felice Managing Director	—	—

James A. Fitzpatrick Vice President	—	—

John B. Floyd Managing Director	SunTrust Bank	Officer

James P. Foster Managing Director	SunTrust Bank	Officer

Laura B. Friend Director	—	—

Kirsten M. Fuller Director	SunTrust Bank	Officer

Stephen Futch Director	—	—

Elena Fyodorova Vice President	—	—

Michelle Gallo Vice President	—	—

Alan M. Gayle Managing Director	—	—

Allan J. George Vice President	SunTrust Bank	Officer

Eunice Gillespie Director	SunTrust Bank	Vice President

Risei Goto Vice President	—	—

George Goudelias Managing Director	SunTrust Bank	Officer

Christopher Guinther Managing Director	—	—

Jennifer Waddell Graff Vice President	—	—

Gregory E. Hallman Vice President	SunTrust Bank	Officer

Jacob. T. Harper Vice President	SunTrust Bank	Officer

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Molly Halcom Vice President	—	—

Neil L. Halpert Vice President	—	—

Melvin E. Hamilton Managing Director	SunTrust Bank	Vice President

Michael Todd Hill Managing Director	SunTrust Bank	Officer

Michael J. Honsharuk Vice President	SunTrust Bank	Officer

Debra M. Hooper Vice President	SunTrust Bank	Vice President

Deborah A. Hopkins Vice President	—	—

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Christopher A. Jones	SunTrust Bank	Vice President
Managing Director

Christine Y. Keefe	SunTrust Bank	Vice President
Director

Nathaniel J. King	—	—
Vice President

Michael Kirkpatrick	—	—
Vice President

James E. Kofron	SunTrust Bank	Officer
Director

Raymond A. Kramer	—	—
Vice President

Kenneth Kresch	—	—
Vice President

Deborah A. Lamb	SunTrust Banks, Inc.	Officer
Managing Director	SunTrust Bank	Officer

Wayne G. Larochelle	SunTrust Bank	Vice President
Managing Director

Jonathan Larsen	—	—
Vice President

Gerard Leen	—	—
Vice President

Charles B. Leonard	SunTrust Bank	Officer
Managing Director

Carla Leslie	—	—
Managing Director

Biron O. Lim	—	—
Vice President

Steve Loncar	—	—
Vice President

Tina Y. Long	—	—
Vice President

William J. Longen	SunTrust Bank	Officer
Director

J. Randy Loving	—	—
Director

Bryan Luebbert	—	—
Vice President

Scott F. Luxton	SunTrust Bank	Officer
Director

Kimberly C. Maichle	SunTrust Bank	Officer
Director

James B. Mallory	SunTrust Bank	Vice President
Vice President

Jennifer Love Mann	SunTrust Bank	Vice President
Vice President

Thomas Mansley	SunTrust Bank	Vice President
Managing Director

Jeffrey E. Markunas	—	—
Managing Director

Patrick K. Mason	SunTrust Bank	Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Director

Michael L. McEachern	—	—
Managing Director

Andrew S. McGhee	SunTrust Bank	Vice President
Managing Director

Steven McGinty	—	—
Vice President

Samuel A. McKnight, Jr.	SunTrust Bank	Officer
Director

Alan McKnight	—	—
Managing Director

Evan B. Melcher	SunTrust Bank	Officer
Director

Thomas A. Meyers	SunTrust Bank	Officer
Managing Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
R. Douglas Mitchell	SunTrust Bank	Officer
Vice President

Sharon E. Moran	—	—
Vice President

Blake E. Myton	SunTrust Bank	Officer
Vice President

Timothy James Nash	SunTrust Bank	Vice President
Vice President

Wesley Neal	—	—
Vice President

David W. Neely	SunTrust Bank	Officer
Director

Robert H. Neinken	SunTrust Bank	Vice President
Managing Director

Harold F. Nelson	SunTrust Bank	Officer
Managing Director

Brian M. Nold	—	—
Vice President

Brian P. O’Connell	SunTrust Bank	Officer
Director

Thomas J. O’Neil	—	—
Vice President

Cynthia A. Panebianco	—	—
Vice President

Patrick A. Paparelli	SunTrust Banks, Inc.	Vice President
Managing Director	SunTrust Bank	Vice President

Sheri L. Paquette	SunTrust Bank	Officer
Director

Ty E. Parrish	SunTrust Bank	Vice President
Director

Ashi Parikh	—	—
Executive Vice President

Ronnie G. Pennell	SunTrust Bank	Officer
Director

Elliott A. Perny	SunTrust Bank	Officer
Managing Director

Gregory S. Peters	—	—
Vice President

James M. Phebus Jr.	SunTrust Bank	Officer
Director

Gregory L. Phillips	—	—
Director

Gary A. Plourde	SunTrust Bank	Vice President
Managing Director

Charles L. Poage	SunTrust Bank	Officer
Vice President

Sean D. Porrello	—	—
Vice President

Raymond A. Prophater	SunTrust Bank	Officer
Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Curtis A. Pryor	SunTrust Bank	Officer
Vice President

Joseph E. Ransom	SunTrust Bank	Officer
Managing Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Armond Reese	—	—
Vice President

David W. Reidy	—	—
Vice President

Kristin Hildebrand Ribic	—	—
Director

Michael Reiger	—	—
Managing Director

Mills A. Riddick	SunTrust Bank	Officer
Managing Director

Dina E. Romeo	—	—
Vice President

Josie C. Rosson	SunTrust Bank	Officer
Managing Director

Michael C. Sahakian	SunTrust Bank	Officer
Director

Michael Sansoterra	—	—
Director

James L. Savage	SunTrust Bank	Officer
Director

Diane F. Schmidt	—	—
Director

Marc H. Schneidau	SunTrust Bank	Officer
Managing Director

Ronald H. Schwartz	SunTrust Bank	Officer
Managing Director

Michael G. Sebesta	SunTrust Bank	Officer
Managing Director

Dusty L. Self	SunTrust Bank	Officer
Director

Robert I. Sherman	SunTrust Bank	Officer
Managing Director

Julia R. Short	—	—
Managing Director

Robin J. Shulman	SunTrust Bank	Officer
Managing Director

Atul Sibal	—	—
Vice President

Shelly R. Simpson	—	—
Vice President

Edward P. Smith	SunTrust Bank	Officer
Vice President

George D. Smith, Jr.	SunTrust Bank	Officer
Managing Director

Stephen Smith	—	—
Vice President

E. Dean Speer Director	SunTrust Bank	Officer

Ellen E. Spong	SunTrust Bank	Vice President
Managing Director

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Jeffrey P. St. Amand	—	—
Director

Celia S. Stanley	—	—
Vice President

John H. Stebbins	SunTrust Banks, Inc.	Vice President
Managing Director	SunTrust Bank	Vice President

Chad K. Stephens	SunTrust Bank	Officer
Vice President

Eric D. Storch	SunTrust Bank	Officer
Managing Director

Kimberly Jean Strickland	—	—
Vice President

E. Sonny Surkin	SunTrust Bank	Officer
Director

William F. Tarry	SunTrust Bank	Officer

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Director

J. Maurice Thomas	SunTrust Bank	Vice President
Vice President

Matthew M. Tollison	—	—
Vice President

Merlin W. Tolstyk	—	—
Vice President

Perry A. Troisi	—	—
Managing Director

William A. Turner	—	—
Director

Stuart F. Van Arsdale	SunTrust Bank	Officer
Managing Director

Ania Wacht	—	—
Vice President

David Walley	SunTrust Bank	Officer
Vice President

Zach Walley	—	—
Director

David M. Walrod	—	—
Vice President

Francis P. Walsh	—	—
Director

Joseph P. Walsh	SunTrust Bank	Vice President
Director

Angela V. Watterson	—	—
Vice President

George M. Way	SunTrust Bank	Vice President
Director

Adrien D. Webb	—	—
Managing Director

Gregory W. Webster	—	—
Vice President

Peter William Weishaar	—	—
Vice President

Matthew H. Welden	—	—
Vice President

Ellen Welsh	—	—
Managing Director

Elizabeth Wilson	SunTrust Bank	Vice President
Managing Director

Leslie A. Wilson	—	—
First Vice President

William L. Wilson, Jr.	SunTrust Bank	Officer
Director

Tom J. Winters	—	—
Managing Director

Donald A. Wordell	SunTrust Bank	Officer
Director

Natalie A. Wright	—	—
Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Stephen M. Yarbrough	SunTrust Banks, Inc.	Vice President
Managing Director

Joseph P. Yarusinski	SunTrust Bank	Officer
Vice President

Steven M. Yates	SunTrust Bank	Officer
Managing Director

Jay A. Young	SunTrust Bank	Officer
Vice President

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Jonathan M. Yozzo	—	—
Vice President

Scott Yuschak	—	—
Vice President

Sam J. Zona	—	—
Managing Director
Zevenbergen Capital Investments LLC is the investment subadviser for the Aggressive Growth Stock and Emerging Growth Stock Funds. The principal address of Zevenbergen Capital Investments LLC is 601 Union Street, Seattle, Washington 98101.
Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the subadviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Connection with Other
Name	Name of Other Company	Company
Brooke de Boutray Managing Director, Portfolio Manager	Rivendell Capital Inc.	Vice President and Director
	Seattle University	Member, Department of Finance and Advisory Board

Lisa Foley Managing Director, Investment Officer	Rivendell Capital Inc.	Secretary
Leslie Tubbs
Managing Director, Portfolio Manager and Chief Compliance Officer	Rivendell Capital Inc.	Treasurer

Nancy A. Zevenbergen	Rivendell Capital Inc.	President and Director
President and Chief Investment Officer	Seattle Pacific University Foundation	Director
ITEM 27. Principal Underwriters:
(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:
American Independence Funds Trust
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
First Funds
First Focus Funds, Inc.
Capital One Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Pacific Capital Funds
STI Classic Funds
STI Classic Variable Trust
The Blue Fund Group

Vintage Mutual Funds, Inc.
Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. Foreside’s main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

(b) Information about the Directors and Officers of Foreside are as follows:

Name	Address	Position with Underwriter
Brian K. Bey	3435 Stelzer Rd., Columbus, OH 43219	President and Director
Elliott Dobin	100 Summer St., Boston, MA 02110	Secretary
Andrew H. Byer	3435 Stelzer Rd., Columbus, OH 43219	Chief Compliance Officer
Wayne A. Rose	100 Summer St., Boston, MA 43219	Assistant Chief Compliance Officer
James E. (Ed) Pike	3435 Stelzer Rd., Columbus, OH 43219	Financial and Operations Principal
(c) Not applicable.
ITEM 28. Location of Accounts and Records:
Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:
(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:
SunTrust Bank
303 Peachtree Street, N.E.
Atlanta, GA 30308
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
(International Equity Fund, International Equity Index Fund and Strategic Income Fund)
(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:
Citi Fund Services Ohio, Inc. (prior to August 1, 2007, BISYS Fund Services, Ohio, Inc.)
3435 Stelzer Road
Columbus, Ohio 43219
(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and subadviser:
Trusco Capital Management, Inc.
50 Hurt Plaza, Suite 1400
Atlanta, Georgia 30303
Trusco Capital Management, Inc.
10 Mountain View Road
Suite C-200
Upper Saddle River, New Jersey 07458
Zevenbergen Capital Investments LLC
601 Union Street
Seattle, Washington 98101

ITEM 29. Management Services: None.
ITEM 30. Undertakings: None.

NOTICE
A copy of the Agreement and Declaration of Trust for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 70 to the Registrant’s Registration Statement (the “Amendment”) to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia on the 28th day of September, 2007.

By:	/s/ Julia R. Short
Julia R. Short,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.

Jeffrey M. Biggar*	Trustee	September 28, 2007
Jeffrey M. Biggar

F. Wendell Gooch*	Trustee	September 28, 2007
F. Wendell Gooch

James O. Robbins*	Trustee	September 28, 2007
James O. Robbins

Clarence H. Ridley*	Trustee	September 28, 2007
Clarence H. Ridley

Warren Y. Jobe*	Trustee	September 28, 2007
Warren Y. Jobe

Charles D. Winslow*	Trustee	September 28, 2007
Charles D. Winslow

Sidney E. Harris*	Trustee	September 28, 2007
Sidney E. Harris

Connie D. McDaniel*	Trustee	September 28, 2007
Connie D. McDaniel

/s/ Julia R. Short	President and	September 28, 2007
Julia R. Short	Chief Executive Officer

/s/ Martin R. Dean	Treasurer and Chief	September 28, 2007
Martin R. Dean	Financial Officer

* By:	/s/ Cynthia Surprise
Cynthia Surprise, pursuant to the powers of attorney filed herewith

STI CLASSIC FUNDS
STI CLASSIC VARIABLE TRUST
POWER OF ATTORNEY
     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a “Trust”), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust’s shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 21st day of February 2007.

/s/ F. Wendell Gooch	/s/Sidney E. Harris
F. Wendell Gooch, Trustee	Sidney E. Harris, Trustee

/s/ Warren Y. Jobe	/s/ Connie D. McDaniel
Warren Y. Jobe, Trustee	Connie D. McDaniel, Trustee

/s/ Clarence H. Ridley	/s/ James O. Robbins
Clarence H. Ridley, Trustee	James O. Robbins, Trustee

/s/ Charles D. Winslow	/s/ Jeffrey M. Biggar
Charles D. Winslow, Trustee	Jeffrey M. Biggar

Exhibit Index

Exhibit	Document

(d)(2)	Form of Expense Limitation Agreement

(d)(4)	Form of Subadvisory Agreement

(e)(2)	Form of Distribution Agreement

(h)(6)	Amendment to the Master Services Agreement dated July 1, 2007

(h)(7)	Form of Amendment to the Master Services Agreement

(h)(8)	Form of Amendment to the Master Services Agreement

(i)	Opinion and Consent of Counsel